United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-7115

(Investment Company Act File Number)

Federated Total Return Series, Inc.

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/2011

Date of Reporting Period: 11/30/2011

Item 1. Reports to Stockholders

Annual Shareholder Report
November 30, 2011

Share Class	Ticker
A	TLRAX
B	TLRBX
C	TLRCX
R*	FTRKX
Institutional	FTRBX
Service**	FTRRFX

*formerly, Class K Shares
**formerly, Institutional Service Shares

Federated Total Return Bond Fund

Fund Established 1996

A Portfolio of Federated Total Return Series, Inc.

Dear Valued Shareholder,

I am pleased to present the Annual Shareholder Report for your fund covering the period from December 1, 2010 through November 30, 2011. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.

In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.

Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.

Sincerely,

J. Christopher Donahue, President

Not FDIC Insured May Lose Value No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)

The Fund's total return, based on net asset value for the 12-month reporting period ended November 30, 2011, was 3.61% for Class A Shares, 3.04% for Class B Shares, 3.07% for Class C Shares, 3.40% for Class R Shares, 4.18% for Institutional Shares, and 3.87% for Service Shares. The total return of the Barclays Capital U.S. Aggregate Bond Index (BCAB or “index”),1 a broad-based securities market index, was 5.52% for the same period. The Fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses, which were not reflected in the total return of the BCAB.

During the reporting period, the most significant factors affecting the Fund's performance were: (1) the effect of changing interest rates (referred to as “duration”);2 (2) the allocation of the portfolio among securities of similar types of issuers (referred to as “sectors”); and (3) the selection of securities with different maturities (referred to as “yield curve”).

For purposes of the following, the discussion will focus on the performance of the Fund's Institutional Shares.

Market Overview

The fiscal year demonstrated a very volatile market environment with distinct periods of “risk-on” versus “risk-off” scenarios. The initial five months (December 2010 – April 2011) exhibited “risk-on” characteristics in that the non-U.S. government markets (stocks, corporate bonds, emerging market bonds) looked beyond potential negative headlines and outperformed the safe-haven U.S. government securities. Negative headlines included the earthquake/tsunami in Japan, Middle East/North Africa oil tensions, a growing European debt crisis and slower growth in most emerging market economies. By the spring of 2011 and continuing through the summer months, the market completely changed to a “risk-off” environment. Investors sought out the safety of U.S. government securities, despite Standard & Poor's downgrading the U.S. long-term credit rating for U.S. government debt securities from “AAA” to “AA+” with a negative outlook. In this period, interest rates fell significantly and U.S. Treasury bonds were the top performers.3 As the fiscal year came to an end, it appeared that U.S. economic growth was continuing and European leaders were working toward a solution to their debt crisis, although specific details had yet to be announced.

Duration

Duration was a negative contributor to performance relative to the BCAB, in that overall interest rate exposure was less than the index during much of the spring and summer months, a period of falling interest rates. While the Fund's net asset value rose over this time frame, the rise was less than experienced in the index.

Annual Shareholder Report

Sector

Sector was a negative contributor to performance relative to the BCAB. The Fund maintained neutral to overweight positions in both investment-grade and high yield corporate bonds4 during the “risk-off” periods during much of the spring and summer months, a period where corporate bonds underperformed the index at large.

Yield Curve

Yield curve positioning was a positive relative contributor to performance. The Fund held a larger percentage in long maturity securities and, correspondingly, less in intermediate maturities, relative to the index. Interest rates fell over the fiscal year with larger declines in the longer maturities. For example, the longer 10-year and 30-year Treasury securities fell by 0.73% and 1.06% respectively, while the intermediate 3-year and 5-year Treasury securities fell by a lesser 0.30% and 0.51% respectively.

1	The BCAB is an index composed of securities from the Barclays Capital Government/Credit Index, Mortgage-Backed Securities Index and the Asset Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. The index is unmanaged and unlike the Fund, is not affected by cash flows. Investments cannot be made in an index.
2	Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities with shorter durations. For purposes of this Management Discussion of Fund Performance, duration is determined using a third-party analytical system
3	Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.
4	High-yield, lower-rated securities generally entail greater market, credit and liquidity risks than investment-grade securities and may include higher volatility and higher risk of default.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT

The Average Annual Total Return table below shows returns for each class averaged over the stated periods. The graphs below illustrate the hypothetical investment of $10,0001 in the Federated Total Return Bond Fund (the “Fund”) from November 30, 2001 to November 30, 2011, compared to the Barclays Capital U.S. Aggregate Bond Index (BCAB)2 and the Lipper Intermediate Investment Grade Debt Category Average (LIIGDCA).2

Average Annual Total Returns for the Period Ended 11/30/2011

(returns reflect all applicable sales charges and contingent deferred sales charge as specified below in footnote #1)

Share Class	1 Year	5 Years	10 Years
Class A Shares	-1.03%	4.71%	4.74%
Class B Shares	-2.45%	4.77%	4.78%
Class C Shares	2.08%	5.13%	4.70%
Class R Shares	3.40%	5.45%	4.96%
Institutional Shares	4.18%	6.24%	5.78%
Service Shares	3.87%	5.93%	5.47%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

Annual Shareholder Report

Growth of a $10,000 INVESTMENT – CLASS A SHARES

  Total returns shown include the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550).

Growth of a $10,000 INVESTMENT – CLASS B SHARES

  Total returns shown include the maximum contingent deferred sales charge of 5.50%, as applicable.

Annual Shareholder Report

Growth of a $10,000 Investment – class c shares

  Total returns shown include the maximum contingent deferred sales charge of 1.00%, as applicable.

Growth of a $10,000 INVESTMENT – CLASS R SHARES

Growth of a $10,000 investment – institutional shares

Annual Shareholder Report

Growth of a $10,000 Investment – SERVICE SHARES

1	Represents a hypothetical investment of $10,000 in the Fund after deducting applicable sales charges: for Class A Shares, the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550); for Class B Shares, the maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date; for Class C Shares, a 1.00% contingent deferred sales charge would be applied to any redemption less than one year from purchase date. The Fund's performance assumes the reinvestment of all dividends and distribution. The BCAB and the LIIGDCA have been adjusted to reflect reinvestments of dividends on securities in the index and the average.
2	The BCAB and the LIIGDCA are not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The BCAB is an index composed of securities from the Barclays Capital Government/Credit Total Index, Mortgage-Backed Securities Index and Asset Backed Securities Index. The index is unmanaged and, unlike the Fund, is not affected by cash flows. The LIIGDCA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category indicated and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a Fund's performance. It is not possible to invest directly in an index or average.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)

At November 30, 2011, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets[2]
Corporate Debt Securities	40.2%
Mortgage-Backed Securities[3]	29.5%
U.S. Treasury and Agency Securities	15.6%
Collateralized Mortgage Obligations	4.2%
Trade Finance Agreements	1.5%
Adjustable Rate Securities	0.2%
Asset-Backed Securities	0.1%
Municipal Securities	0.1%
Certificate of Deposit[4]	0.0%
Derivative Contracts[4,5]	0.0%
Securities Lending Collateral[6]	1.0%
Other Security Types[7]	0.1%
Cash Equivalents[8]	13.2%
Other Assets and Liabilities — Net[9]	(5.7)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs) and adjustable rate mortgage-backed securities.
4	Represents less than 0.1%.
5	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
6	Cash collateral received from lending portfolio securities which is invested in short term investments such as repurchase agreements or money market mutual funds.
7	Other Security Types consist of common stock and preferred stock.
8	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
9	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Annual Shareholder Report

Portfolio of Investments

November 30, 2011

Principal Amount or Shares			Value
		Corporate Bonds – 31.7%
		Basic Industry - Chemicals – 0.7%
$3,030,000		Albemarle Corp., Sr. Note, 5.10%, 2/1/2015	3,286,559
4,790,000		Albemarle Corp., Sr. Unsecd. Note, 4.50%, 12/15/2020	5,127,383
9,020,000		Dow Chemical Co., Note, 8.55%, 5/15/2019	11,352,839
500,000		Du Pont (E.I.) de Nemours & Co., 4.625%, 1/15/2020	569,017
350,000		Du Pont (E.I.) de Nemours & Co., 5.00%, 1/15/2013	366,562
3,650,000		Du Pont (E.I.) de Nemours & Co., 6.00%, 7/15/2018	4,425,198
4,550,000		FMC Corp., Sr. Unsecd. Note, 3.95%, 2/1/2022	4,563,882
5,080,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 4.00%, 12/7/2015	5,204,429
3,670,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	3,984,185
1,860,000		Praxair, Inc., 4.625%, 3/30/2015	2,049,088
1,750,000		RPM International, Inc., 6.50%, 2/15/2018	1,961,827
6,090,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	6,590,013
3,000,000		Rohm & Haas Co., 6.00%, 9/15/2017	3,411,679
2,900,000		Sherwin-Williams Co., 3.125%, 12/15/2014	3,067,875
		TOTAL	55,960,536
		Basic Industry - Metals & Mining – 1.4%
650,000		Alcan, Inc., 5.00%, 6/1/2015	707,637
1,410,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	1,493,244
1,790,000		Alcoa, Inc., Sr. Unsecd. Note, 5.40%, 4/15/2021	1,707,005
850,000		Alcoa, Inc., Sr. Unsecd. Note, 6.75%, 7/15/2018	909,374
5,030,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	6,299,376
1,200,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 4.45%, 9/27/2020	1,192,451
1,500,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.50%, 4/15/2040	1,449,433
3,100,000		ArcelorMittal, 6.125%, 6/1/2018	2,961,197
8,300,000		ArcelorMittal, Sr. Unsecd. Note, 5.25%, 8/5/2020	7,340,005
4,515,000		ArcelorMittal, Sr. Unsecd. Note, 6.75%, 3/1/2041	3,858,555
3,000,000		BHP Finance (USA), Inc., Company Guarantee, 6.50%, 4/1/2019	3,698,080
14,215,000		Barrick Gold Corp., Sr. Unsecd. Note, 6.95%, 4/1/2019	17,047,799
3,000,000		Barrick N.A. Finance LLC, Company Guarantee, 6.80%, 9/15/2018	3,583,093
6,860,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	6,606,108
1,210,000	[1,2]	Codelco, Inc., Bond, Series 144A, 5.625%, 9/21/2035	1,409,451
420,000	[1,2]	Codelco, Inc., Sr. Unsecd. Note, Series 144A, 4.75%, 10/15/2014	453,386
Annual Shareholder Report

Principal Amount or Shares			Value
$6,640,000	[1,2]	Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	6,407,600
4,380,000	[1,2]	Gold Fields Orogen Holding BVI Ltd., Company Guarantee, Series 144A, 4.875%, 10/7/2020	3,790,737
5,500,000	[1,2]	Hyundai Steel Co., Sr. Unsecd. Note, Series 144A, 4.625%, 4/21/2016	5,605,952
5,300,000		Newmont Mining Corp., Company Guarantee, 5.125%, 10/1/2019	5,770,475
2,290,000		Newmont Mining Corp., Company Guarantee, 5.875%, 4/1/2035	2,516,342
7,800,000		Rio Tinto Finance USA Ltd., 9.00%, 5/1/2019	10,457,426
2,410,000		Rio Tinto Finance USA Ltd., Company Guarantee, 6.50%, 7/15/2018	2,849,451
7,205,000		Rio Tinto Finance USA Ltd., Company Guarantee, 8.95%, 5/1/2014	8,420,970
2,180,000		Southern Copper Corp., Note, 6.75%, 4/16/2040	2,203,476
8,090,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.50%, 4/15/2020	9,203,455
		TOTAL	117,942,078
		Basic Industry - Paper – 0.4%
540,000		International Paper Co., Bond, 7.30%, 11/15/2039	618,181
15,200,000		International Paper Co., Sr. Unsecd. Note, 7.50%, 8/15/2021	18,267,131
3,100,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 4.70%, 3/15/2021	3,070,838
266,000		Westvaco Corp., 7.65%, 3/15/2027	294,057
1,950,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	2,144,017
4,000,000		Weyerhaeuser Co., Deb., 7.375%, 3/15/2032	4,023,248
3,900,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 10/1/2019	4,275,012
		TOTAL	32,692,484
		Capital Goods - Aerospace & Defense – 0.3%
600,000	[1,2]	BAE Systems Holdings, Inc., Series 144A, 5.20%, 8/15/2015	649,520
3,200,000		Boeing Capital Corp., Sr. Note, 3.25%, 10/27/2014	3,401,182
1,220,000		Boeing Co., 4.875%, 2/15/2020	1,398,662
4,500,000		Boeing Co., Note, 5.125%, 2/15/2013	4,739,175
3,925,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/24/2017	4,288,063
4,410,000		Goodrich Corp., Sr. Unsecd. Note, 3.60%, 2/1/2021	4,503,272
1,740,000	[1,2]	Meccanica Holdings USA, Inc., Company Guarantee, Series 144A, 6.25%, 1/15/2040	1,276,227
2,195,000		Rockwell Collins, Inc., Sr. Unsecd. Note, 3.10%, 11/15/2021	2,194,460
1,000,000		Rockwell Collins, Inc., Unsecd. Note, 4.75%, 12/1/2013	1,075,773
		TOTAL	23,526,334
		Capital Goods - Building Materials – 0.3%
12,995,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	12,913,067
8,020,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	9,182,699
		TOTAL	22,095,766
Annual Shareholder Report

Principal Amount or Shares			Value
		Capital Goods - Construction Machinery – 0.2%
$7,100,000	[1,2]	AGCO Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 12/1/2021	7,082,250
5,000,000		Caterpillar, Inc., 7.00%, 12/15/2013	5,590,769
69,000		Caterpillar, Inc., Deb., 5.30%, 9/15/2035	80,722
500,000		John Deere Capital Corp., 7.00%, 3/15/2012	508,410
2,500,000		John Deere Capital Corp., Bond, 5.10%, 1/15/2013	2,621,987
		TOTAL	15,884,138
		Capital Goods - Diversified Manufacturing – 0.8%
2,020,000		Avery Dennison Corp., Sr. Unsecd. Note, 5.375%, 4/15/2020	2,061,261
3,540,000		Dover Corp., Note, 5.45%, 3/15/2018	4,160,497
1,130,000		Emerson Electric Co., 4.875%, 10/15/2019	1,298,319
2,500,000		General Electric Co., Sr. Unsecd. Note, 5.00%, 2/1/2013	2,609,092
3,560,000		Harsco Corp., 5.75%, 5/15/2018	4,059,910
3,760,000		Hubbell, Inc., 5.95%, 6/1/2018	4,433,088
3,900,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 4.625%, 9/11/2015	4,110,600
2,000,000	[1,2]	Hutchison Whampoa International Ltd., Series 144A, 7.625%, 4/9/2019	2,434,200
1,745,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	2,094,355
9,260,000		Pentair, Inc., Company Guarantee, 5.00%, 5/15/2021	9,754,882
2,520,000		Roper Industries, Inc., 6.625%, 8/15/2013	2,708,612
6,420,000		Roper Industries, Inc., Sr. Unsecd. Note, 6.25%, 9/1/2019	7,557,431
4,740,000		Textron Financial Corp., 5.40%, 4/28/2013	4,853,698
1,820,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.00%, 2/15/2067	1,337,700
1,400,000		Thomas & Betts Corp., Sr. Unsecd. Note, 5.625%, 11/15/2021	1,608,044
3,680,000		Tyco Electronics Group SA, 5.95%, 1/15/2014	4,020,226
6,650,000		Tyco International Finance SA, Note, 4.125%, 10/15/2014	7,096,765
		TOTAL	66,198,680
		Capital Goods - Environmental – 0.2%
6,270,000		Republic Services, Inc., Company Guarantee, Series WI, 5.50%, 9/15/2019	7,129,499
4,950,000		Republic Services, Inc., Company Guarantee, Series WI, 6.20%, 3/1/2040	6,016,335
900,000		Waste Management, Inc., 7.375%, 3/11/2019	1,117,259
		TOTAL	14,263,093
		Capital Goods - Packaging – 0.1%
4,520,000		Sonoco Products Co., Sr. Unsecd. Note, 5.75%, 11/1/2040	4,667,266
		Communications - Media & Cable – 0.6%
182,000		Comcast Cable Communications Holdings, Company Guarantee, 8.375%, 3/15/2013	198,966
Annual Shareholder Report

Principal Amount or Shares			Value
$5,100,000		Comcast Corp., Company Guarantee, 5.70%, 5/15/2018	5,792,013
4,700,000		Comcast Corp., Company Guarantee, 6.50%, 1/15/2017	5,540,921
2,400,000		Comcast Corp., Sr. Sub. Deb., 10.625%, 7/15/2012	2,536,321
6,335,000		Cox Communications, Inc., 7.125%, 10/1/2012	6,660,729
7,300,000		DIRECTV Holdings LLC, Company Guarantee, 6.375%, 3/1/2041	8,003,435
1,250,000		Time Warner Cable, Inc., Company Guarantee, 6.75%, 6/15/2039	1,441,922
4,880,000		Time Warner Cable, Inc., Company Guarantee, 8.25%, 4/1/2019	6,051,078
7,270,000		Time Warner Cable, Inc., Company Guarantee, 8.75%, 2/14/2019	9,138,784
3,125,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.85%, 5/1/2017	3,523,761
		TOTAL	48,887,930
		Communications - Media Noncable – 0.3%
4,925,000		Discovery Communications LLC, Company Guarantee, 5.05%, 6/1/2020	5,325,278
2,380,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 10.00%, 7/15/2017	2,739,975
3,130,000		Moody's Corp., Sr. Unsecd. Note, 5.50%, 9/1/2020	3,397,246
230,000		News America Holdings, Inc., Company Guarantee, 8.00%, 10/17/2016	278,178
7,088,000		News America Holdings, Inc., Sr. Deb., 6.75%, 1/9/2038	7,892,972
1,760,000		News America, Inc., Company Guarantee, 5.65%, 8/15/2020	1,925,944
600,000		News America, Inc., Company Guarantee, 6.90%, 8/15/2039	679,238
6,000,000	[1,2]	Pearson Funding Two PLC, Sr. Unsecd. Note, Series 144A, 4.00%, 5/17/2016	6,351,339
		TOTAL	28,590,170
		Communications - Telecom Wireless – 0.5%
7,430,000		AT&T Wireless Services, Inc., 8.75%, 3/1/2031	10,734,298
3,460,000		America Movil S.A.B. de C.V., Note, 5.75%, 1/15/2015	3,824,719
3,100,000		American Tower Corp., Sr. Unsecd. Note, 4.50%, 1/15/2018	3,123,761
11,000,000	[1,2]	Crown Castle Towers LLC, Sr. Secd. Note, Series 144A, 5.495%, 1/15/2017	12,019,711
4,150,000	[1,2]	SBA Tower Trust, Series 144A, 5.101%, 4/15/2017	4,357,500
4,730,000		Vodafone Group PLC, Note, 5.625%, 2/27/2017	5,451,601
		TOTAL	39,511,590
		Communications - Telecom Wirelines – 1.1%
27,200,000		AT&T, Inc., 6.70%, 11/15/2013	30,077,590
2,500,000		AT&T, Inc., Sr. Unsecd. Note, 5.10%, 9/15/2014	2,759,828
3,600,000		Alltel Corp., Deb., 6.50%, 11/1/2013	3,956,955
6,050,000		CenturyLink, Inc., Sr. Note, Series Q, 6.15%, 9/15/2019	5,830,585
4,590,000		CenturyLink, Inc., Sr. Unsecd. Note, 6.45%, 6/15/2021	4,430,332
7,255,000		Deutsche Telekom International Finance BV, 4.875%, 7/8/2014	7,797,409
Annual Shareholder Report

Principal Amount or Shares			Value
$2,370,000		France Telecom SA, Sr. Unsecd. Note, 5.375%, 7/8/2019	2,566,403
2,000,000	[1,2]	Qtel International Finance Ltd., Company Guarantee, Series 144A, 4.75%, 2/16/2021	2,020,672
5,000,000		Rogers Communications, Inc., Company Guarantee, 6.80%, 8/15/2018	6,051,617
5,240,000		Telefonica Emisiones Sau, Company Guarantee, 5.462%, 2/16/2021	4,758,737
4,070,000		Telefonica SA, Sr. Note, 5.855%, 2/4/2013	4,099,283
16,700,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.10%, 4/15/2018	19,822,524
1,470,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.35%, 4/1/2019	1,754,965
		TOTAL	95,926,900
		Consumer Cyclical - Automotive – 1.0%
4,950,000	[1,2]	American Honda Finance Corp., Series 144A, 7.625%, 10/1/2018	6,187,735
4,660,000	[1,2]	American Honda Finance Corp., Series MTN, 4.625%, 4/2/2013	4,868,356
25,910,000		DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013	28,243,469
2,400,000		DaimlerChrysler North America Holding Corp., Company Guarantee, 8.50%, 1/18/2031	3,179,089
3,150,000	[1,2]	Harley-Davidson Financial Services, Inc., Company Guarantee, Series 144A, 3.875%, 3/15/2016	3,250,487
1,000,000	[1,2]	Hyundai Capital America, Company Guarantee, Series 144A, 3.75%, 4/6/2016	1,001,028
4,090,000	[1,2]	Hyundai Capital Services, Inc., Note, Series 144A, 6.00%, 5/5/2015	4,362,683
2,190,000	[1,2]	Hyundai Capital Services, Inc., Sr. Unsecd. Note, Series 144A, 4.375%, 7/27/2016	2,215,432
14,975,000		Johnson Controls, Inc., Sr. Unsecd. Note, 4.875%, 9/15/2013	15,892,377
2,700,000		Johnson Controls, Inc., Sr. Unsecd. Note, 5.00%, 3/30/2020	2,956,251
9,440,000	[1,2]	Nissan Motor Acceptance Corp., Note, Series 144A, 4.50%, 1/30/2015	9,813,200
3,300,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 4.60%, 4/12/2016	3,138,362
		TOTAL	85,108,469
		Consumer Cyclical - Entertainment – 0.5%
12,000,000	[1]	Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	13,226,544
2,280,000		NBC Universal, Inc., Sr. Unsecd. Note, 5.15%, 4/30/2020	2,462,971
3,000,000		NBC Universal, Inc., Sr. Unsecd. Note, 5.95%, 4/1/2041	3,279,747
2,325,000		NBC Universal, Inc., Sr. Unsecd. Note, 6.40%, 4/30/2040	2,699,667
2,000,000		Time Warner, Inc., Company Guarantee, 6.10%, 7/15/2040	2,188,941
5,480,000		Time Warner, Inc., Company Guarantee, 6.20%, 3/15/2040	6,073,455
2,280,000		Time Warner, Inc., Company Guarantee, 6.25%, 3/29/2041	2,547,036
6,750,000		Time Warner, Inc., Deb., 7.25%, 10/15/2017	8,256,628
1,610,000		Viacom, Inc., Sr. Unsecd. Note, 3.50%, 4/1/2017	1,665,016
Annual Shareholder Report

Principal Amount or Shares			Value
$1,700,000		Walt Disney Co., Sr. Unsecd. Note, Series MTN, 3.75%, 6/1/2021	1,818,645
		TOTAL	44,218,650
		Consumer Cyclical - Lodging – 0.1%
6,050,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	6,561,931
3,150,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 5.625%, 3/1/2021	3,257,459
850,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	924,551
		TOTAL	10,743,941
		Consumer Cyclical - Retailers – 0.6%
1,920,000		Best Buy Co., Inc., Sr. Unsecd. Note, 6.75%, 7/15/2013	2,037,552
3,900,000		CVS Caremark Corp., Note, 6.60%, 3/15/2019	4,637,058
588,708	[1,2]	CVS Caremark Corp., Pass Thru Cert., Series 144A, 5.298%, 1/11/2027	595,867
2,990,000		CVS Caremark Corp., Sr. Unsecd. Note, 5.75%, 6/1/2017	3,452,785
3,230,000		Costco Wholesale Corp., 5.30%, 3/15/2012	3,272,811
4,650,000		Home Depot, Inc., Sr. Unsecd. Note, 5.95%, 4/1/2041	5,528,840
2,520,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.75%, 2/15/2018	2,488,500
3,080,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 7.40%, 4/1/2037	2,841,300
4,500,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 7.65%, 8/15/2016	4,826,250
2,540,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 1/14/2021	2,664,783
2,000,000		Target Corp., Sr. Unsecd. Note, 5.375%, 5/1/2017	2,332,178
1,000,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 5.80%, 2/15/2018	1,212,327
10,000,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 6.20%, 4/15/2038	12,291,118
		TOTAL	48,181,369
		Consumer Cyclical - Services – 0.2%
2,100,000		Boston University, Series MTNA, 7.625%, 7/15/2097	2,722,625
200,000		Cintas Corp. No. 2, Company Guarantee, 6.00%, 6/1/2012	205,151
2,240,000		eBay, Inc., Sr. Unsecd. Note, 3.25%, 10/15/2020	2,205,080
2,785,000		Expedia, Inc., Company Guarantee, 5.95%, 8/15/2020	2,765,163
2,340,000		University of Southern California, Sr. Unsecd. Note, 5.25%, 10/1/2111	2,768,981
4,000,000		Yale University, Note, Series MTN, 2.90%, 10/15/2014	4,225,525
		TOTAL	14,892,525
		Consumer Non-Cyclical - Food/Beverage – 1.0%
330,000		Archer-Daniels-Midland Co., 5.935%, 10/1/2032	402,953
4,870,000	[1,2]	Bacardi Ltd., Sr. Note, Series 144A, 7.45%, 4/1/2014	5,505,326
4,000,000		Bottling Group LLC, Company Guarantee, 6.95%, 3/15/2014	4,516,085
3,210,000		Bottling Group LLC, Note, 5.50%, 4/1/2016	3,722,350
3,500,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 4.625%, 2/15/2020	3,783,944
Annual Shareholder Report

Principal Amount or Shares			Value
$5,000,000		Diageo Capital PLC, Company Guarantee, 7.375%, 1/15/2014	5,666,826
5,040,000		Dr. Pepper Snapple Group, Inc., Company Guarantee, 2.35%, 12/21/2012	5,115,740
3,170,000		General Mills, Inc., Note, 5.70%, 2/15/2017	3,726,330
2,000,000		Hershey Foods Corp., Sr. Unsecd. Note, 5.00%, 4/1/2013	2,108,749
2,880,000		Kellogg Co., 4.25%, 3/6/2013	2,994,303
2,295,000		Kellogg Co., Sr. Unsub., 5.125%, 12/3/2012	2,394,775
500,000		Kraft Foods, Inc., 6.50%, 11/1/2031	606,860
6,286,000		Kraft Foods, Inc., Note, 6.25%, 6/1/2012	6,445,815
10,050,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.125%, 2/1/2018	11,616,353
7,210,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.50%, 2/9/2040	8,577,860
1,465,000		PepsiCo, Inc., 4.65%, 2/15/2013	1,535,323
4,250,000		PepsiCo, Inc., Note, 4.50%, 1/15/2020	4,745,973
642,000		PepsiCo, Inc., Sr. Unsecd. Note, 7.90%, 11/1/2018	850,654
2,980,000	[1,2]	Pernod-Ricard SA, Sr. Unsecd. Note, Series 144A, 5.75%, 4/7/2021	3,267,233
4,480,000		Ralcorp Holdings, Inc., Sr. Secd. Note, 6.625%, 8/15/2039	4,523,268
150,000		Ralston Purina Co., Deb., 7.875%, 6/15/2025	209,442
200,000		Ralston Purina Co., Deb., 8.125%, 2/1/2023	273,278
1,035,000		Sysco Corp., Sr. Note, 5.375%, 3/17/2019	1,224,964
1,510,000	[1,2]	The Coca-Cola Co., Sr. Note, Series 144A, 1.80%, 9/1/2016	1,523,174
		TOTAL	85,337,578
		Consumer Non-Cyclical - Health Care – 0.4%
1,125,000		Boston Scientific Corp., 4.50%, 1/15/2015	1,176,749
1,875,000		Boston Scientific Corp., 6.00%, 1/15/2020	2,050,269
2,140,000		CareFusion Corp., Sr. Unsecd. Note, 6.375%, 8/1/2019	2,509,923
3,000,000		Covidien International Finance SA, 5.45%, 10/15/2012	3,119,508
3,660,000		Express Scripts, Inc., Company Guarantee, 5.25%, 6/15/2012	3,740,655
1,800,000		Express Scripts, Inc., Sr. Unsecd. Note, 7.25%, 6/15/2019	2,109,189
4,500,000		Life Technologies Corp., Sr. Note, 3.375%, 3/1/2013	4,588,723
1,600,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 4.75%, 1/30/2020	1,686,902
6,885,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 6.40%, 7/1/2017	8,110,468
3,590,000		Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 2.15%, 12/28/2012	3,643,162
1,760,000		Zimmer Holdings, Inc., Sr. Note, 5.75%, 11/30/2039	2,010,909
		TOTAL	34,746,457
		Consumer Non-Cyclical - Pharmaceuticals – 0.7%
10,670,000		Abbott Laboratories, 5.15%, 11/30/2012	11,160,800
1,000,000		Abbott Laboratories, Sr. Unsecd. Note, 5.60%, 11/30/2017	1,182,140
Annual Shareholder Report

Principal Amount or Shares		Value
$7,120,000	Bio-Rad Laboratories, Inc., Sr. Unsecd. Note, 4.875%, 12/15/2020	7,520,500
1,860,000	Dentsply International, Inc., Sr. Unsecd. Note, 2.75%, 8/15/2016	1,870,071
2,109,000	Eli Lilly & Co., Bond, 5.20%, 3/15/2017	2,411,965
3,000,000	Eli Lilly & Co., Note, 6.00%, 3/15/2012	3,045,578
400,000	Eli Lilly & Co., Unsecd. Note, 6.57%, 1/1/2016	472,254
3,740,000	Genentech, Inc., Note, 4.75%, 7/15/2015	4,157,478
6,960,000	Gilead Sciences, Inc., Sr. Unsecd. Note, 4.50%, 4/1/2021	7,114,716
2,000,000	GlaxoSmithKline Capital, Inc., 5.65%, 5/15/2018	2,386,326
500,000	Merck & Co., Inc., Sr. Unsecd. Note, 5.00%, 6/30/2019	582,204
500,000	Pfizer, Inc., Sr. Unsecd. Note, 5.35%, 3/15/2015	566,913
10,730,000	Pfizer, Inc., Sr. Unsecd. Note, 6.20%, 3/15/2019	13,106,101
645,000	Pharmacia Corp., Sr. Deb., 6.50%, 12/1/2018	803,762
	TOTAL	56,380,808
	Consumer Non-Cyclical - Products – 0.3%
1,330,000	Clorox Co., Sr. Unsecd. Note, 3.55%, 11/1/2015	1,390,246
5,740,000	Hasbro, Inc., Sr. Unsecd. Note, 6.35%, 3/15/2040	6,207,007
550,000	Philips Electronics NV, 4.625%, 3/11/2013	573,886
2,840,000	Philips Electronics NV, 5.75%, 3/11/2018	3,249,093
7,310,000	Whirlpool Corp., Note, 8.00%, 5/1/2012	7,514,132
2,190,000	Whirlpool Corp., Series MTN, 5.50%, 3/1/2013	2,282,352
	TOTAL	21,216,716
	Consumer Non-Cyclical - Supermarkets – 0.2%
4,000,000	Kroger Co., 7.50%, 1/15/2014	4,493,566
3,000,000	Kroger Co., Bond, 6.90%, 4/15/2038	3,753,777
5,060,000	Kroger Co., Note, 6.80%, 12/15/2018	6,137,539
	TOTAL	14,384,882
	Consumer Non-Cyclical - Tobacco – 0.3%
7,740,000	Altria Group, Inc., 9.25%, 8/6/2019	10,017,594
2,220,000	Lorillard Tobacco Co., Sr. Unsecd. Note, 7.00%, 8/4/2041	2,228,565
4,260,000	Philip Morris International, Inc., 5.65%, 5/16/2018	4,951,705
5,000,000	Philip Morris International, Inc., 6.875%, 3/17/2014	5,640,637
5,000,000	Reynolds American, Inc., Sr. Secd. Note, 7.75%, 6/1/2018	5,950,565
	TOTAL	28,789,066
	Energy - Independent – 0.9%
2,780,000	Apache Corp., Sr. Unsecd. Note, 5.10%, 9/1/2040	3,110,939
3,940,000	Canadian Natural Resources Ltd., 4.90%, 12/1/2014	4,333,399
10,000,000	Canadian Natural Resources Ltd., 5.45%, 10/1/2012	10,373,102
Annual Shareholder Report

Principal Amount or Shares			Value
$1,980,000		Devon Energy Corp., 6.30%, 1/15/2019	2,406,569
1,480,000		EOG Resources, Inc., Note, 5.625%, 6/1/2019	1,733,132
1,730,000		Pemex Project Funding Master, 5.75%, 12/15/2015	1,923,544
1,400,000	[1,2]	Petroleos Mexicanos, Company Guarantee, Series 144A, 6.50%, 6/2/2041	1,526,348
14,700,000		Petroleos Mexicanos, Company Guarantee, Series WI, 4.875%, 3/15/2015	15,524,698
14,260,000		Petroleos Mexicanos, Company Guarantee, Series WI, 5.50%, 1/21/2021	15,185,030
5,965,000		Petroleos Mexicanos, Company Guarantee, Series WI, 6.00%, 3/5/2020	6,586,887
1,330,000		Talisman Energy, Inc., Sr. Unsecd. Note, 3.75%, 2/1/2021	1,286,860
9,510,000		XTO Energy, Inc., 6.375%, 6/15/2038	13,798,381
610,000		XTO Energy, Inc., 6.75%, 8/1/2037	908,021
		TOTAL	78,696,910
		Energy - Integrated – 0.7%
5,080,000		BP Capital Markets America, Inc., Company Guarantee, 4.20%, 6/15/2018	5,434,419
3,470,000		BP Capital Markets PLC, Company Guarantee, 3.125%, 10/1/2015	3,592,024
4,615,000		BP Capital Markets PLC, Company Guarantee, 4.742%, 3/11/2021	5,089,935
100,000		BP PLC, Deb., 8.75%, 3/1/2032	129,500
4,030,000	[1,2]	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, Series 144A, 5.95%, 4/28/2041	4,303,595
9,000,000		Conoco, Inc., 7.25%, 10/15/2031	12,089,824
300,000		Conoco, Inc., Sr. Unsecd. Note, 6.95%, 4/15/2029	401,259
4,270,000		Hess Corp., 7.00%, 2/15/2014	4,755,510
5,260,000		Hess Corp., Sr. Unsecd. Note, 5.60%, 2/15/2041	5,578,166
2,000,000		Husky Energy, Inc., 5.90%, 6/15/2014	2,181,836
6,118,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	7,433,729
5,490,000		Petrobras International Finance Co., Company Guarantee, 6.75%, 1/27/2041	6,012,945
350,000	[1,2]	Statoil ASA, Series 144A, 5.125%, 4/30/2014	383,297
		TOTAL	57,386,039
		Energy - Oil Field Services – 0.2%
4,515,000		Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	4,568,029
1,750,000		Nabors Industries, Inc., Company Guarantee, 9.25%, 1/15/2019	2,146,879
4,530,000	[1,2]	Nabors Industries, Inc., Company Guarantee, Series 144A, 4.625%, 9/15/2021	4,482,772
2,085,000		Noble Holding International Ltd., Company Guarantee, 4.90%, 8/1/2020	2,230,663
Annual Shareholder Report

Principal Amount or Shares			Value
$2,275,000	[1,2]	Schlumberger Investment SA, Company Guarantee, Series 144A, 1.95%, 9/14/2016	2,288,422
2,040,000		Weatherford International Ltd., 6.00%, 3/15/2018	2,244,270
2,350,000		Weatherford International Ltd., 9.875%, 3/1/2039	3,254,795
		TOTAL	21,215,830
		Energy - Refining – 0.2%
2,200,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 6.50%, 3/1/2041	2,353,042
4,020,000		Valero Energy Corp., 7.50%, 4/15/2032	4,476,936
4,390,000		Valero Energy Corp., 9.375%, 3/15/2019	5,416,119
900,000		Valero Energy Corp., Note, 4.75%, 4/1/2014	965,431
		TOTAL	13,211,528
		Financial Institution - Banking – 5.8%
3,130,000	[1,2]	ANZ National (Int'l) Ltd., Company Guarantee, Series 144A, 2.375%, 12/21/2012	3,149,707
8,595,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 3/28/2016	8,706,735
3,100,000		Astoria Financial Corp., Note, 5.75%, 10/15/2012	3,169,964
6,840,000		Bank of America Corp., Note, 4.50%, 4/1/2015	6,365,703
7,750,000		Bank of America Corp., Sr. Note, 7.375%, 5/15/2014	7,867,668
8,640,000		Bank of America Corp., Sr. Unsecd. Note, 3.70%, 9/1/2015	7,779,511
990,000		Bank of America Corp., Sr. Unsecd. Note, 5.00%, 5/13/2021	845,920
2,000,000		Bank of America Corp., Sr. Unsecd. Note, 5.75%, 12/1/2017	1,832,750
990,000		Bank of America Corp., Sr. Unsecd. Note, 5.875%, 1/5/2021	879,716
2,420,000		Bank of America Corp., Sr. Unsecd. Note, 6.50%, 8/1/2016	2,349,121
10,000,000		Bank of America Corp., Sr. Unsecd. Note, 7.625%, 6/1/2019	9,848,693
1,225,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.90%, 5/1/2013	1,219,684
8,800,000		Bank of America Corp., Sub. Note, 4.75%, 8/15/2013	8,679,992
2,500,000	[1,2]	Barclays Bank PLC, Series 144A, 5.926%, 9/29/2049	1,799,238
1,870,000	[3]	Bear Stearns Cos., Inc., Sr. Unsecd. Note, 5.70%, 11/15/2014	2,029,389
16,230,000	[3]	Bear Stearns Cos., Inc., Sr. Unsecd. Note, 7.25%, 2/1/2018	18,643,438
4,500,000		Capital One Bank, Sub., 8.80%, 7/15/2019	5,287,555
2,360,000		Capital One Capital IV, 6.745%, 2/17/2037	2,321,650
285,000		Capital One Capital V, 10.25%, 8/15/2039	297,469
13,850,000		Capital One Capital VI, 8.875%, 5/15/2040	13,994,705
7,852,000		Capital One Financial Corp., Sr. Note, 7.375%, 5/23/2014	8,640,681
5,500,000		Citigroup, Inc., Note, 4.75%, 5/19/2015	5,530,656
10,000,000		Citigroup, Inc., Sr. Note, 5.375%, 8/9/2020	10,029,021
2,000,000		Citigroup, Inc., Sr. Unsecd. Note, 4.587%, 12/15/2015	1,996,937
Annual Shareholder Report

Principal Amount or Shares			Value
$11,600,000		Citigroup, Inc., Sr. Unsecd. Note, 6.00%, 12/13/2013	12,033,775
20,000,000		Citigroup, Inc., Sr. Unsecd. Note, 6.50%, 8/19/2013	20,804,543
3,040,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 3/5/2038	3,202,669
2,850,000		City National Corp., Note, 5.25%, 9/15/2020	2,857,267
300,000		Comerica Bank, Sub. Note, 5.20%, 8/22/2017	328,532
3,410,000	[1,2]	Commonwealth Bank of Australia, Sr. Unsecd. Note, Series 144A, 3.75%, 10/15/2014	3,552,116
2,000,000		Credit Suisse (USA), Inc., 5.125%, 1/15/2014	2,097,860
4,094,000		Credit Suisse (USA), Inc., Note, 6.50%, 1/15/2012	4,117,066
1,000,000		Credit Suisse (USA), Inc., Unsecd. Note, 5.50%, 8/15/2013	1,039,758
15,000,000		Credit Suisse AG New York, Sr. Unsecd. Note, 2.20%, 1/14/2014	14,804,601
1,250,000		Credit Suisse FB USA, Inc., Company Guarantee, 5.125%, 8/15/2015	1,311,010
6,630,000		Deutsche Bank AG London, Sr. Unsecd. Note, Series 1, 3.25%, 1/11/2016	6,644,497
4,520,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.625%, 1/25/2016	4,513,639
2,500,000		Goldman Sachs Group, Inc., 6.125%, 2/15/2033	2,275,761
7,820,000		Goldman Sachs Group, Inc., Bond, 5.15%, 1/15/2014	7,960,244
6,000,000		Goldman Sachs Group, Inc., Series MTN, 6.00%, 5/1/2014	6,169,978
1,550,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.625%, 2/7/2016	1,475,116
8,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.00%, 10/1/2014	8,132,983
300,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.125%, 1/15/2015	306,168
1,500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.25%, 10/15/2013	1,525,593
1,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.35%, 1/15/2016	1,002,164
12,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.375%, 3/15/2020	11,264,753
17,385,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.45%, 11/1/2012	17,732,599
9,310,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.15%, 4/1/2018	9,311,541
1,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.60%, 1/15/2012	1,002,477
15,250,000		HSBC Bank USA, Sr. Sub. Note, 4.625%, 4/1/2014	15,698,544
4,680,000		HSBC Holdings PLC, Sr. Unsecd. Note, 5.10%, 4/5/2021	4,862,326
1,000,000		Hudson United Bancorp, Series BKNT, 7.00%, 5/15/2012	1,024,253
1,850,000		Huntington Bancshares, Inc., Sub. Note, 7.00%, 12/15/2020	2,051,596
1,660,000		JPMorgan Chase & Co., Sr. Note, 6.00%, 1/15/2018	1,829,032
13,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 6.30%, 4/23/2019	14,293,683
4,500,000		JPMorgan Chase & Co., Sub. Note, 5.125%, 9/15/2014	4,707,993
3,150,000		JPMorgan Chase & Co., Sub., 5.75%, 1/2/2013	3,272,869
3,800,000		M & T Bank Corp., 5.375%, 5/24/2012	3,880,271
2,185,000		Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 5.629%, 12/1/2021	2,095,582
Annual Shareholder Report

Principal Amount or Shares			Value
$80,000		Marshall & Ilsley Bank, Milwaukee, Series CD, 4.65%, 12/20/2012	83,274
1,000,000		Merrill Lynch & Co., Inc., Sub., 5.70%, 5/2/2017	903,596
650,000		Merrill Lynch & Co., Inc., Unsecd. Note, 5.45%, 7/15/2014	639,754
12,350,000		Merrill Lynch & Co., Sr. Unsecd. Note, 5.45%, 2/5/2013	12,328,037
250,000		Morgan Stanley Group, Inc., 5.30%, 3/1/2013	249,519
5,020,000		Morgan Stanley, Sr. Unsecd. Note, 3.45%, 11/2/2015	4,488,639
17,200,000		Morgan Stanley, Sr. Unsecd. Note, 3.80%, 4/29/2016	15,165,408
4,100,000		Morgan Stanley, Sr. Unsecd. Note, 4.20%, 11/20/2014	3,890,446
10,000,000		Morgan Stanley, Sr. Unsecd. Note, 5.50%, 7/24/2020	8,560,983
8,090,000		Morgan Stanley, Sr. Unsecd. Note, 5.75%, 1/25/2021	7,191,513
5,200,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 5.625%, 9/23/2019	4,550,411
5,925,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 5.95%, 12/28/2017	5,567,675
1,855,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.00%, 4/28/2015	1,804,542
4,580,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.625%, 4/1/2018	4,316,697
1,200,000	[1,2]	Nordea Bank AB, Sr. Unsecd. Note, Series 144A, 2.50%, 11/13/2012	1,214,934
5,000,000	[1,2]	Nordea Bank AB, Sr. Unsecd. Note, Series 144A, 3.70%, 11/13/2014	5,103,707
1,000,000		Northern Trust Corp., 4.625%, 5/1/2014	1,077,207
2,000,000		Northern Trust Corp., Series BKNT, 4.60%, 2/1/2013	2,083,312
2,000,000		PNC Bank, N.A., Series BKNT, 6.00%, 12/7/2017	2,185,917
5,200,000		PNC Funding Corp., Sr. Unsecd. Note, 4.25%, 9/21/2015	5,581,835
1,170,000		PNC Funding Corp., Sr. Unsecd. Note, 5.125%, 2/8/2020	1,297,497
2,000,000		PNC Funding Corp., Sr. Unsecd. Note, 6.70%, 6/10/2019	2,395,876
2,235,000		PNC Funding Corp., Sub. Note, 5.625%, 2/1/2017	2,434,912
500,000	[1,2]	PNC Preferred Funding LLC, Jr. Sub. Note, Series 144A, 6.517%, 3/29/2049	357,500
1,009,974	[1,2]	Regional Diversified Funding, Series 144A, 9.25%, 3/15/2030	693,378
8,900,000	[1,2]	Santander US Debt SA Unipersonal, Bank Guarantee, Series 144A, 3.781%, 10/7/2015	8,196,747
80,000		Southwest Bank AN M&I, Series CD2, 4.65%, 12/20/2012	83,274
750,000		State Street Bank and Trust Co., Sub. Note, Series BKNT, 5.30%, 1/15/2016	844,486
1,500,000		State Street Corp., Sr. Note, 4.30%, 5/30/2014	1,607,324
4,280,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 3.60%, 4/15/2016	4,294,641
4,380,000		Suntrust Capital VIII, Jr. Sub. Note, 6.10%, 12/15/2036	4,327,974
2,180,000		U.S. Bank, N.A., Sub. Note, Series BKNT, 4.95%, 10/30/2014	2,368,809
2,000,000		US Bancorp, Sr. Note, Series MTN, 2.125%, 2/15/2013	2,031,283
2,300,000		Wachovia Bank N.A., Sub. Note, Series BKNT, 4.875%, 2/1/2015	2,409,636
11,990,000		Wachovia Corp., 5.75%, 2/1/2018	13,436,624
Annual Shareholder Report

Principal Amount or Shares			Value
$1,225,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.625%, 12/11/2017	1,369,884
6,600,000		Westpac Banking Corp., Sr. Unsecd. Note, 4.875%, 11/19/2019	6,856,157
8,780,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	10,391,108
		TOTAL	484,833,278
		Financial Institution - Brokerage – 1.0%
5,180,000		BlackRock, Inc., 6.25%, 9/15/2017	6,013,461
10,830,000	[1,2]	CME Group Index Services LLC, Company Guarantee, Series 144A, 4.40%, 3/15/2018	11,777,639
7,925,000	[1,2]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	7,860,747
2,820,000		Charles Schwab Corp., Sr. Unsecd. Note, 4.95%, 6/1/2014	3,041,478
2,975,000		Eaton Vance Corp., 6.50%, 10/2/2017	3,398,178
2,645,000	[1,2]	FMR LLC, Bond, Series 144A, 7.57%, 6/15/2029	3,110,217
2,300,000	[1,2]	FMR LLC, Note, Series 144A, 7.49%, 6/15/2019	2,656,606
6,740,000	[1,2]	FMR LLC, Sr. Unsecd. Note, Series 144A, 5.35%, 11/15/2021	7,093,402
3,830,000		Janus Capital Group, Inc., Sr. Note, 6.70%, 6/15/2017	4,029,512
4,000,000		Jefferies Group, Inc., Sr. Unsecd. Note, 6.875%, 4/15/2021	3,400,000
9,040,000		Jefferies Group, Inc., Sr. Unsecd. Note, 8.50%, 7/15/2019	8,497,600
2,815,000		NASDAQ OMX Group, Inc., Sr. Unsecd. Note, 5.55%, 1/15/2020	2,818,695
440,000		Nuveen Investments, 5.50%, 9/15/2015	370,700
7,560,000		Raymond James Financial, Inc., 8.60%, 8/15/2019	8,929,707
3,345,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 4.25%, 4/15/2016	3,449,019
5,335,000		TD Ameritrade Holding Corp., Company Guarantee, 4.15%, 12/1/2014	5,611,929
		TOTAL	82,058,890
		Financial Institution - Finance Noncaptive – 1.5%
1,580,000		American Express Co., Note, Series MTN, 2.75%, 9/15/2015	1,568,808
5,605,000		American Express Co., Sr. Unsecd. Note, 8.125%, 5/20/2019	7,105,333
5,000,000		American Express Credit Corp., Series C, 7.30%, 8/20/2013	5,404,269
3,480,000		American Express Credit Corp., Series MTN, 5.875%, 5/2/2013	3,668,038
3,820,000		American Express Credit Corp., Sr. Unsecd. Note, 5.125%, 8/25/2014	4,091,976
5,360,000		American Express Credit Corp., Sr. Unsecd. Note, Series MTN, 2.80%, 9/19/2016	5,307,970
1,555,000		Berkshire Hathaway, Inc., Company Guarantee, 4.85%, 1/15/2015	1,715,509
4,770,000		Berkshire Hathaway, Inc., Company Guarantee, 5.00%, 8/15/2013	5,083,672
5,210,000		Discover Bank, Sub., Series BKNT, 8.70%, 11/18/2019	5,825,358
15,000,000		General Electric Capital Corp., 4.80%, 5/1/2013	15,736,307
14,210,000		General Electric Capital Corp., 5.625%, 5/1/2018	15,425,268
1,750,000		General Electric Capital Corp., Series MTN, 5.625%, 9/15/2017	1,918,280
Annual Shareholder Report

Principal Amount or Shares			Value
$4,000,000		General Electric Capital Corp., Sr. Unsecd. Note, 2.80%, 1/8/2013	4,075,706
1,800,000		General Electric Capital Corp., Sr. Unsecd. Note, 4.625%, 1/7/2021	1,799,391
2,000,000		General Electric Capital Corp., Sr. Unsecd. Note, 4.65%, 10/17/2021	2,018,372
5,000,000		General Electric Capital Corp., Sr. Unsecd. Note, 5.50%, 1/8/2020	5,285,407
3,200,000		General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 6.875%, 1/10/2039	3,577,924
2,000,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 5.375%, 10/20/2016	2,226,120
10,000,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 5.875%, 1/14/2038	9,804,875
200,000		General Electric Capital Corp., Sr. Unsecd. Note, Series NOTZ, 5.00%, 6/15/2016	217,894
1,900,000		General Electric Capital Corp., Sub. Note, 5.30%, 2/11/2021	1,964,029
2,600,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	2,080,000
1,109,000		HSBC Finance Corp., Sr. Sub. Note, 6.676%, 1/15/2021	1,097,903
4,000,000		HSBC Finance Corp., Sr. Unsecd. Note, 7.00%, 5/15/2012	4,087,234
1,000,000	[1,2]	ILFC E-Capital Trust I, Floating Rate Note — Sr. Sub Note, Series 144A, 4.77%, 12/21/2065	604,690
3,960,000		International Lease Finance Corp., Sr. Unsecd. Note, 5.75%, 5/15/2016	3,586,509
1,000,000	[1,2]	Lukoil International Finance BV, Series 144A, 6.356%, 6/7/2017	1,050,000
7,520,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	7,159,017
743,000		Susa Partnership LP, Deb., 7.50%, 12/1/2027	886,092
		TOTAL	124,371,951
		Financial Institution - Insurance - Health – 0.2%
2,383,000		UnitedHealth Group, Inc., 6.00%, 11/15/2017	2,781,218
1,710,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 5.50%, 11/15/2012	1,776,914
4,795,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 6.00%, 2/15/2018	5,601,985
2,890,000		Wellpoint, Inc., 5.85%, 1/15/2036	3,271,352
4,279,000		Wellpoint, Inc., Sr. Unsecd. Note, 7.00%, 2/15/2019	5,135,248
		TOTAL	18,566,717
		Financial Institution - Insurance - Life – 1.4%
730,000	[1,2]	AXA Equitable Life Insurance Co., Sub., Series 144A, 7.70%, 12/1/2015	827,417
3,600,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	3,580,480
1,160,000		Aflac, Inc., Sr. Unsecd. Note, 6.90%, 12/17/2039	1,242,055
3,600,000		Aflac, Inc., Sr. Unsecd. Note, 8.50%, 5/15/2019	4,359,099
7,150,000		American International Group, Inc., Sr. Unsecd. Note, 4.25%, 9/15/2014	6,930,768
Annual Shareholder Report

Principal Amount or Shares			Value
$9,600,000		American International Group, Inc., Sr. Unsecd. Note, 6.40%, 12/15/2020	9,423,813
2,070,000		Lincoln National Corp., Sr. Note, 7.00%, 6/15/2040	2,264,509
16,522,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 8.875%, 6/1/2039	24,234,504
1,480,000		MetLife, Inc., 6.75%, 6/1/2016	1,688,143
2,200,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/1/2039	2,827,000
300,000		MetLife, Inc., Sr. Unsecd. Note, 4.75%, 2/8/2021	314,488
3,000,000		MetLife, Inc., Sr. Unsecd. Note, Series A, 6.817%, 8/15/2018	3,502,158
5,000,000	[1,2]	New York Life Insurance Co., Sub. Note, Series 144A, 6.75%, 11/15/2039	6,252,885
11,450,000	[1,2]	Northwestern Mutual Life Insurance Co., Sub. Note, Series 144A, 6.063%, 3/30/2040	13,353,631
4,045,000	[1,2]	Pacific Life Global Funding, Sr. Secd. Note, Series 144A, 5.15%, 4/15/2013	4,231,167
3,000,000	[1,2]	Pacific LifeCorp., Bond, Series 144A, 6.60%, 9/15/2033	3,328,061
2,070,000	[1,2]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	2,487,571
4,440,000		Prudential Financial, Inc., Series MTN, 5.15%, 1/15/2013	4,616,773
1,050,000		Prudential Financial, Inc., Series MTN, 6.625%, 12/1/2037	1,098,241
430,000		Prudential Financial, Inc., Sr. Note, Series MTND, 7.375%, 6/15/2019	493,603
6,000,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 2.75%, 1/14/2013	6,058,817
2,500,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 3.625%, 9/17/2012	2,545,142
11,325,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.75%, 9/17/2015	11,932,862
250,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.10%, 6/15/2017	275,085
2,050,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.20%, 11/15/2040	2,062,184
300,000		SunAmerica, Inc., Deb., 8.125%, 4/28/2023	324,563
		TOTAL	120,255,019
		Financial Institution - Insurance - P&C – 0.8%
9,260,000		ACE INA Holdings, Inc., 5.60%, 5/15/2015	10,331,786
1,390,000		ACE INA Holdings, Inc., Sr. Note, 5.70%, 2/15/2017	1,586,787
2,625,000		Allstate Corp., Unsecd. Note, 5.00%, 8/15/2014	2,873,483
1,000,000		Assured Guaranty US Holding, Inc., 7.00%, 6/1/2034	978,252
5,625,000		CNA Financial Corp., 6.50%, 8/15/2016	6,034,129
7,620,000		CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	7,655,258
Annual Shareholder Report

Principal Amount or Shares			Value
$3,770,000		CNA Financial Corp., Sr. Unsecd. Note, 7.35%, 11/15/2019	4,111,313
2,880,000		Chubb Corp., Sr. Note, 5.75%, 5/15/2018	3,411,924
1,000,000		Cincinnati Financial Corp., 6.92%, 5/15/2028	1,077,178
820,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	911,002
3,615,000	[1,2]	Liberty Mutual Group, Inc., Company Guarantee, Series 144A, 5.00%, 6/1/2021	3,430,205
1,750,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, Series 144A, 5.75%, 3/15/2014	1,804,453
6,600,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	7,561,179
1,320,000	[1,2]	TIAA Global Markets, Inc., Series 144A, 4.95%, 7/15/2013	1,399,380
2,395,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	2,688,900
7,740,000	[1,2]	ZFS Finance USA Trust II, Jr. Sub. Note, Series 144A, 6.45%, 12/15/2065	7,159,500
		TOTAL	63,014,729
		Financial Institution - REITs – 0.9%
2,950,000		AMB Property LP, Company Guarantee, 6.125%, 12/1/2016	3,197,535
2,920,000		AMB Property LP, Series MTN, 6.30%, 6/1/2013	3,044,815
2,260,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 5.70%, 3/15/2017	2,525,000
5,250,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	5,788,457
870,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	888,996
10,480,000		Equity One, Inc., Sr. Unsecd. Note, 6.25%, 12/15/2014	11,029,603
300,000		HRPT Properties Trust, Sr. Unsecd. Note, 6.25%, 6/15/2017	318,073
5,350,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 4/15/2020	5,479,459
1,000,000		Liberty Property LP, 6.625%, 10/1/2017	1,129,914
6,400,000		ProLogis, Inc., Sr. Unsecd. Note, 6.875%, 3/15/2020	7,088,038
4,900,000		ProLogis, Inc., Sr. Unsecd. Note, Series WI, 7.625%, 8/15/2014	5,398,982
1,270,000		Prologis, Conv. Bond, 2.25%, 4/1/2037	1,263,079
3,950,000		Prologis, Sr. Unsecd. Note, 5.50%, 4/1/2012	3,973,309
3,080,000		Regency Centers LP, Company Guarantee, 4.80%, 4/15/2021	3,082,862
14,000,000		Simon Property Group LP, 6.125%, 5/30/2018	15,888,719
4,315,000		Simon Property Group LP, 6.75%, 5/15/2014	4,764,204
4,140,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 6/1/2020	4,514,537
		TOTAL	79,375,582
		Foreign - Local - Government – 0.3%
900,000		Ontario, Province of, 4.375%, 2/15/2013	939,177
Annual Shareholder Report

Principal Amount or Shares			Value
$18,850,000		Province of Saskatchewan Canada, Unsecd. Note, 9.125%, 2/15/2021	27,782,563
		TOTAL	28,721,740
		Municipal Services – 0.0%
790,000	[1,2]	Army Hawaii Family Housing, Series 144A, 5.524%, 6/15/2050	784,920
1,560,000	[1,2]	Camp Pendleton & Quantico Housing LLC, Series 144A, 5.572%, 10/1/2050	1,579,734
		TOTAL	2,364,654
		Sovereign – 0.1%
3,900,000		Corp Andina De Fomento, Note, 8.125%, 6/4/2019	4,792,007
2,160,000		Corp Andina De Fomento, Sr. Unsecd. Note, 3.75%, 1/15/2016	2,184,320
		TOTAL	6,976,327
		Technology – 1.4%
5,650,000		Adobe Systems, Inc., Sr. Unsecd. Note, 3.25%, 2/1/2015	5,908,811
1,110,000		BMC Software, Inc., 7.25%, 6/1/2018	1,274,020
2,280,000		Cisco Systems, Inc., Sr. Unsecd. Note, 3.15%, 3/14/2017	2,437,419
18,510,000		Cisco Systems, Inc., Sr. Unsecd. Note, 5.50%, 2/22/2016	21,401,904
4,730,000		Dell Computer Corp., Deb., 7.10%, 4/15/2028	5,935,423
13,385,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	15,670,328
4,200,000		Harris Corp., 5.95%, 12/1/2017	4,905,955
4,340,000		Hewlett-Packard Co., 6.125%, 3/1/2014	4,766,207
2,890,000		Hewlett-Packard Co., Note, 5.40%, 3/1/2017	3,271,265
2,500,000		Hewlett-Packard Co., Note, 6.50%, 7/1/2012	2,579,077
3,320,000		Hewlett-Packard Co., Sr. Unsecd. Note, 2.125%, 9/13/2015	3,331,666
5,000,000		IBM Corp., 7.625%, 10/15/2018	6,596,059
500,000		IBM Corp., Deb., 6.22%, 8/1/2027	649,324
3,150,000		IBM Corp., Deb., 8.375%, 11/1/2019	4,409,816
135,000		IBM Corp., Deb., Series A, 7.50%, 6/15/2013	149,118
2,950,000		IBM Corp., Sr. Note, 5.70%, 9/14/2017	3,535,689
1,340,000		Juniper Networks, Inc., Sr. Unsecd. Note, 5.95%, 3/15/2041	1,416,327
3,800,000		KLA-Tencor Corp., 6.90%, 5/1/2018	4,350,010
2,820,000		Maxim Integrated Products, Inc., Note, 3.45%, 6/14/2013	2,908,656
5,000,000		Oracle Corp., 5.00%, 7/8/2019	5,798,085
1,000,000		Oracle Corp., Note, 5.25%, 1/15/2016	1,150,876
500,000		Oracle Corp., Sr. Unsecd. Note, 5.75%, 4/15/2018	598,790
3,500,000		Pitney Bowes, Inc., Sr. Unsecd. Note, 4.625%, 10/1/2012	3,599,903
2,000,000		Pitney Bowes, Inc., Unsecd. Note, 3.875%, 6/15/2013	2,063,487
2,100,000		SAIC, Inc., Company Guarantee, 5.95%, 12/1/2040	2,335,944
Annual Shareholder Report

Principal Amount or Shares			Value
$2,255,000		Xerox Corp., Sr. Unsecd. Note, 4.50%, 5/15/2021	2,245,511
		TOTAL	113,289,670
		Transportation - Airlines – 0.3%
318,044		Continental Airlines, Inc., Equip. Trust, Series 991A, 6.545%, 2/2/2019	329,374
2,640,000		Southwest Airlines Co., 6.50%, 3/1/2012	2,672,153
18,168,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 3/1/2017	19,184,954
		TOTAL	22,186,481
		Transportation - Railroads – 0.3%
3,730,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	4,067,880
9,840,000		Burlington Northern Santa Fe Corp., Deb., 5.75%, 5/1/2040	11,487,921
3,000,000		Canadian National Railway Co., 5.55%, 5/15/2018	3,512,951
1,850,000		Canadian Pacific RR, 7.125%, 10/15/2031	2,132,364
3,900,000		Norfolk Southern Corp., Sr. Unsecd. Note, 5.75%, 4/1/2018	4,544,475
1,560,000		Union Pacific Corp., 4.875%, 1/15/2015	1,711,223
1,750,000		Union Pacific Corp., Sr. Unsecd. Note, 4.163%, 7/15/2022	1,864,982
		TOTAL	29,321,796
		Transportation - Services – 0.2%
250,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Company Guarantee, Series 144A, 2.75%, 7/1/2013	253,204
2,030,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Series 144A, 6.375%, 10/15/2017	2,335,762
2,690,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Note, Series 144A, 5.25%, 10/1/2020	2,894,376
2,565,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.15%, 3/2/2015	2,628,528
1,790,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.50%, 6/1/2017	1,847,593
3,580,000		United Parcel Service, Inc., Sr. Unsecd. Note, 3.125%, 1/15/2021	3,739,923
		TOTAL	13,699,386
		Utility - Electric – 1.9%
2,500,000		Alabama Power Co., 5.70%, 2/15/2033	3,094,371
3,380,000		Appalachian Power Co., Sr. Unsecd. Note, 7.95%, 1/15/2020	4,424,926
850,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	887,660
8,100,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.80%, 3/15/2018	9,553,169
3,000,000		Consolidated Edison Co., Series '08-A, 5.85%, 4/1/2018	3,619,933
6,120,000		Consolidated Edison Co., Sr. Unsecd. Note, 6.65%, 4/1/2019	7,717,327
410,000		Consolidated Edison Co., Sr. Unsecd. Note, Series '06-C, 5.50%, 9/15/2016	479,678
2,950,000		Dominion Resources, Inc., Sr. Unsecd. Note, 8.875%, 1/15/2019	3,845,959
Annual Shareholder Report

Principal Amount or Shares			Value
$2,775,000		Duke Energy Indiana, Inc., 1st Mtg. Bond, 6.35%, 8/15/2038	3,616,586
427,000		Duke Energy Indiana, Inc., Sr. Deb., 6.12%, 10/15/2035	509,169
1,380,000		Duke Energy Ohio, Inc., 1st Mtg. Bond, 2.10%, 6/15/2013	1,407,028
5,885,000	[1,2]	Electricite De France SA, Note, Series 144A, 5.60%, 1/27/2040	6,046,611
2,990,000	[1,2]	Electricite De France SA, Series 144A, 5.50%, 1/26/2014	3,174,308
2,840,000	[1,2]	Enel Finance International SA, Company Guarantee, Series 144A, 3.875%, 10/7/2014	2,752,229
250,000		Enersis S.A., Note, 7.40%, 12/1/2016	296,486
513,000		Entergy Louisiana LLC, 1st Mtg. Bond, 5.40%, 11/1/2024	579,333
9,000,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 5.75%, 10/1/2041	10,080,808
1,360,000		FPL Group Capital, Inc., 7.875%, 12/15/2015	1,622,485
3,000,000		FPL Group Capital, Inc., Unsecd. Note, 5.35%, 6/15/2013	3,177,160
3,370,000		FirstEnergy Solutions Corp., Company Guarantee, 4.80%, 2/15/2015	3,605,256
6,520,000		FirstEnergy Solutions Corp., Company Guarantee, 6.05%, 8/15/2021	7,147,967
1,544,489	[1,2]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/1/2017	1,700,738
5,560,000		KCP&L Greater Missouri Operations Co., Sr. Unsecd. Note, 11.875%, 7/1/2012	5,881,496
1,750,000	[1,2]	Korea Hydro & Nuclear Power Co. Ltd., Sr. Unsecd. Note, Series 144A, 6.25%, 6/17/2014	1,896,522
3,730,000		MidAmerican Energy Co., 4.65%, 10/1/2014	4,098,121
1,325,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.95%, 5/15/2037	1,568,743
1,060,000		National Rural Utilities Cooperative Finance Corp., 5.45%, 2/1/2018	1,211,713
2,690,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 5.50%, 7/1/2013	2,889,763
6,308,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/1/2018	8,999,448
860,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.25%, 3/1/2018	1,019,473
1,020,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036	1,195,258
5,900,000	[1,2]	PPL WEM Holdings PLC, Sr. Unsecd. Note, Series 144A, 5.375%, 5/1/2021	6,039,647
3,300,000		PSEG Power LLC, Company Guarantee, 2.50%, 4/15/2013	3,337,481
1,625,000		PSEG Power LLC, Sr. Unsecd. Note, 4.15%, 9/15/2021	1,673,067
435,000		PSI Energy, Inc., Bond, 6.05%, 6/15/2016	499,300
710,000		Pacific Gas & Electric Co., 6.05%, 3/1/2034	854,490
2,000,000		Progress Energy, Inc., 7.05%, 3/15/2019	2,454,624
500,000		Public Service Co., CO, 1st Mtg. Bond, Series 20, 5.125%, 6/1/2019	591,120
500,000		South Carolina Electric and Gas, 1st Mtg. Bond, 6.50%, 11/1/2018	622,533
1,500,000		Southwestern Electric Power Co., Sr. Unsecd. Note, 6.20%, 3/15/2040	1,800,801
Annual Shareholder Report

Principal Amount or Shares			Value
$1,225,000		TECO Finance, Inc., Company Guarantee, 5.15%, 3/15/2020	1,333,466
5,290,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	5,412,871
3,700,000		Union Electric Co., 6.00%, 4/1/2018	4,394,255
1,280,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.00%, 6/30/2019	1,459,065
7,340,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.10%, 11/30/2012	7,648,913
6,000,000		Westar Energy, Inc., 1st Mtg. Bond, 8.625%, 12/1/2018	8,114,994
		TOTAL	154,336,351
		Utility - Natural Gas Distributor – 0.5%
14,875,000		Atmos Energy Corp., 4.95%, 10/15/2014	16,293,896
510,000		Atmos Energy Corp., 5.125%, 1/15/2013	533,454
1,290,000		Atmos Energy Corp., 8.50%, 3/15/2019	1,693,661
1,700,000	[1,2]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.45%, 7/15/2020	1,905,598
5,680,000		National Fuel Gas Co., Sr. Unsecd. Note, 4.90%, 12/1/2021	5,701,151
1,160,000		Sempra Energy, Sr. Unsecd. Note, 6.00%, 10/15/2039	1,389,944
2,655,000		Sempra Energy, Sr. Unsecd. Note, 6.50%, 6/1/2016	3,100,746
3,000,000		Sempra Energy, Sr. Unsecd. Note, 9.80%, 2/15/2019	4,036,521
3,000,000		Southern California Gas Co., 1st Mtg. Bond, 5.50%, 3/15/2014	3,305,427
		TOTAL	37,960,398
		Utility - Natural Gas Pipelines – 0.9%
500,000		ANR Pipeline Co., Sr. Deb., 9.625%, 11/1/2021	752,034
1,205,000		Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	1,269,709
2,280,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.50%, 9/15/2040	2,395,303
3,750,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	4,304,399
2,985,000		Enterprise Products Operating LLC, 4.60%, 8/1/2012	3,035,951
5,820,000		Enterprise Products Operating LLC, Company Guarantee, Series O, 9.75%, 1/31/2014	6,734,229
11,880,000		Enterprise Products Operating LP, Company Guarantee, 5.90%, 4/15/2013	12,502,809
7,210,000		Kinder Morgan Energy Partners LP, Note, 6.55%, 9/15/2040	7,835,001
400,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.30%, 9/15/2020	429,298
1,650,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	1,693,665
5,870,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	6,377,719
3,340,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.85%, 2/15/2020	3,900,476
Annual Shareholder Report

Principal Amount or Shares			Value
$12,470,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 7.125%, 3/15/2012	12,664,508
5,760,000		Williams Partners LP, 5.25%, 3/15/2020	6,273,366
3,330,000		Williams Partners LP, Sr. Unsecd. Note, 4.125%, 11/15/2020	3,359,727
		TOTAL	73,528,194
		TOTAL CORPORATE BONDS (IDENTIFIED COST $2,459,800,220)	2,635,518,896
		Adjustable Rate Mortgages – 0.0%
		Federal National Mortgage Association – 0.0%
18,406		FNMA ARM 681769, 2.203%, 1/01/2033	19,175
		Government National Mortgage Association – 0.0%
1,312		GNMA2 ARM 8717, 2.125%, 10/20/2025	1,345
2,697		GNMA2 ARM 80201, 30 Year, 2.375%, 5/20/2028	2,820
		TOTAL	4,165
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $23,128)	23,340
		Asset-Backed Securities – 0.1%
		Commercial Mortgage – 0.1%
12,000,000		Credit Suisse Mortgage Capital Certificate 2006-C4, Class AM, 5.509%, 9/15/2039	9,816,487
		Financial Institution - Finance Noncaptive – 0.0%
283,190		Countrywide Home Loan, Inc., Class 2A1, 6.00%, 2/25/2037	174,983
		Home Equity Loan – 0.0%
4,522	[1,2]	125 Home Loan Owner Trust 1998-1A, Class B1, 9.76%, 2/15/2029	3,742
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $11,151,703)	9,995,212
		Certificate of Deposit – 0.0%
		Financial Institution - Banking – 0.0%
85,000		Goldman Sachs Bank USA CD, 4.600%, 12/12/2012 (IDENTIFIED COST $85,848)	88,370
		GOVERNMENT AGENCIES – 4.5%
630,000		Federal Farm Credit System, Bond, 4.30%, 12/15/2014	699,835
1,000,000		Federal Farm Credit System, Bond, 4.75%, 12/12/2013	1,084,816
1,000,000		Federal Farm Credit System, Bond, 5.625%, 12/21/2021	1,003,110
45,000,000		Federal Home Loan Bank System, 3.625%, 10/18/2013	47,704,649
1,250,000		Federal Home Loan Bank System, Bond, 3.50%, 3/13/2015	1,364,483
2,000,000		Federal Home Loan Bank System, Bond, 4.25%, 6/14/2013	2,116,917
2,000,000		Federal Home Loan Bank System, Bond, 4.625%, 10/10/2012	2,075,696
Annual Shareholder Report

Principal Amount or Shares			Value
$2,000,000		Federal Home Loan Bank System, Bond, 5.00%, 12/9/2016	2,353,735
1,000,000		Federal Home Loan Bank System, Bond, 5.65%, 4/20/2022	1,020,370
450,000		Federal Home Loan Bank System, Bond, Series 363, 4.50%, 11/15/2012	468,360
2,000,000		Federal Home Loan Mortgage Corp., 2.125%, 3/23/2012	2,012,720
40,000,000	[4]	Federal Home Loan Mortgage Corp., 4.875%, 6/13/2018	47,604,076
200,000,000	[4]	Federal Home Loan Mortgage Corp., Note, 1.75%, 9/10/2015	205,863,540
2,000,000	[4]	Federal Home Loan Mortgage Corp., Note, 3.75%, 3/27/2019	2,256,591
400,000		Federal Home Loan Mortgage Corp., Note, Series MTN3, 4.625%, 4/4/2013	422,714
40,000,000		Federal National Mortgage Association, 3.875%, 7/12/2013	42,267,900
5,780,000	[4]	Federal National Mortgage Association, Bond, 6.625%, 11/15/2030	8,378,697
2,000,000	[4]	Federal National Mortgage Association, Note, 2.75%, 3/13/2014	2,098,801
1,000,000		Tennessee Valley Authority, Series C, 6.00%, 3/15/2013	1,072,909
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $348,991,775)	371,869,919
		Governments/Agencies – 0.3%
		Sovereign – 0.3%
16,950,000		Brazil, Government of, Sr. Unsecd. Note, 6.00%, 1/17/2017	19,517,925
2,225,000		Colombia, Government of, Sr. Unsecd. Note, 4.375%, 7/12/2021	2,336,250
3,800,000	[1,2]	State of Qatar, Series 144A, 6.40%, 1/20/2040	4,294,000
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $22,239,642)	26,148,175
		U.S. Treasury – 9.3%
		U.S. Treasury Bonds – 1.2%
18,500,000		United States Treasury Bond, 3.875%, 8/15/2040	21,464,336
64,000,000		United States Treasury Bond, 4.375%, 5/15/2041	80,729,997
		TOTAL	102,194,333
		U.S. Treasury Notes – 8.1%
125,000,000		United States Treasury Note, 1.125%, 6/15/2013	126,717,350
9,000,000		United States Treasury Note, 3.125%, 5/15/2019	9,961,523
503,315,000		U.S. Treasury Inflation-Protected Note, 0.625%, 7/15/2021	533,671,186
		TOTAL	670,350,059
		TOTAL U.S. TREASURY (IDENTIFIED COST $750,774,260)	772,544,392
		Mortgage-Backed Securities – 0.1%
		Federal Home Loan Mortgage Corporation – 0.0%
74,293		Federal Home Loan Mortgage Corp., Pool A53146, 5.50%, 10/1/2036	80,435
118,685		Federal Home Loan Mortgage Corp., Pool A69436, 6.00%, 12/1/2037	129,617
Annual Shareholder Report

Principal Amount or Shares		Value
$157,833	Federal Home Loan Mortgage Corp., Pool E01157, 6.00%, 6/1/2017	169,843
47,801	Federal Home Loan Mortgage Corp., Pool E90152, 6.00%, 6/1/2017	51,438
126,165	Federal Home Loan Mortgage Corp., Pool G02562, 6.00%, 1/1/2037	138,219
14,054	Federal Home Loan Mortgage Corp., Pool M30261, 5.50%, 12/1/2016	14,756
	TOTAL	584,308
	Federal National Mortgage Association – 0.0%
51,411	Federal National Mortgage Association, Pool 254805, 5.00%, 6/1/2013	55,107
63,305	Federal National Mortgage Association, Pool 255610, 6.00%, 12/1/2014	65,972
382,934	Federal National Mortgage Association, Pool 257306, 5.50%, 8/1/2038	415,115
1,239	Federal National Mortgage Association, Pool 390900, 7.50%, 6/1/2012	1,259
260,043	Federal National Mortgage Association, Pool 720673, 5.00%, 6/1/2018	278,741
185,778	Federal National Mortgage Association, Pool 906224, 5.50%, 1/1/2037	202,320
	TOTAL	1,018,514
	Government National Mortgage Association – 0.1%
13,570	Government National Mortgage Association, Pool 1512, 7.50%, 12/20/2023	15,513
10,059	Government National Mortgage Association, Pool 2630, 6.50%, 8/20/2028	11,378
8,873	Government National Mortgage Association, Pool 2631, 7.00%, 8/20/2028	10,044
20,610	Government National Mortgage Association, Pool 2658, 6.50%, 10/20/2028	23,312
26,442	Government National Mortgage Association, Pool 2698, 5.50%, 1/20/2029	29,531
24,628	Government National Mortgage Association, Pool 2701, 6.50%, 1/20/2029	27,856
9,198	Government National Mortgage Association, Pool 2796, 7.00%, 8/20/2029	10,465
2,267	Government National Mortgage Association, Pool 3039, 6.50%, 2/20/2031	2,573
24,362	Government National Mortgage Association, Pool 3188, 6.50%, 1/20/2032	27,685
16,742	Government National Mortgage Association, Pool 3239, 6.50%, 5/20/2032	19,037
17,822	Government National Mortgage Association, Pool 3261, 6.50%, 7/20/2032	20,271
170,093	Government National Mortgage Association, Pool 3320, 5.50%, 12/20/2032	190,766
120,883	Government National Mortgage Association, Pool 3333, 5.50%, 1/20/2033	135,575
Annual Shareholder Report

Principal Amount or Shares		Value
$37,280	Government National Mortgage Association, Pool 3375, 5.50%, 4/20/2033	41,811
176,420	Government National Mortgage Association, Pool 3390, 5.50%, 5/20/2033	197,862
200,646	Government National Mortgage Association, Pool 3403, 5.50%, 6/20/2033	225,032
285,079	Government National Mortgage Association, Pool 3458, 5.00%, 10/20/2033	315,328
131,855	Government National Mortgage Association, Pool 3499, 5.00%, 1/20/2034	145,846
101,525	Government National Mortgage Association, Pool 3556, 5.50%, 5/20/2034	113,832
321,730	Government National Mortgage Association, Pool 3623, 5.00%, 10/20/2034	355,767
20,880	Government National Mortgage Association, Pool 412615, 7.50%, 6/15/2026	23,968
1,383	Government National Mortgage Association, Pool 432701, 8.00%, 6/15/2026	1,605
3,830	Government National Mortgage Association, Pool 433329, 7.50%, 12/15/2026	4,392
775	Government National Mortgage Association, Pool 433505, 7.50%, 4/15/2027	892
2,872	Government National Mortgage Association, Pool 444274, 7.50%, 1/15/2027	3,312
322	Government National Mortgage Association, Pool 446820, 8.00%, 8/15/2027	376
146,184	Government National Mortgage Association, Pool 456873, 6.50%, 5/15/2028	166,056
5,454	Government National Mortgage Association, Pool 460881, 7.00%, 7/15/2028	6,175
5,928	Government National Mortgage Association, Pool 468225, 6.50%, 9/15/2028	6,734
1,047	Government National Mortgage Association, Pool 571225, 6.50%, 10/15/2031	1,190
253,747	Government National Mortgage Association, Pool 615490, 4.50%, 8/15/2033	276,987
155,054	Government National Mortgage Association, Pool 643816, 6.00%, 7/15/2025	174,635
181,595	Government National Mortgage Association, Pool 704189, 5.50%, 1/15/2039	202,815
58,592	Government National Mortgage Association, Pool 780626, 7.00%, 8/15/2027	66,125
Annual Shareholder Report

Principal Amount or Shares			Value
$140,859		Government National Mortgage Association, Pool 782604, 5.50%, 3/15/2039	157,648
		TOTAL	3,012,394
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $4,174,980)	4,615,216
		Collateralized Mortgage Obligations – 2.0%
		Commercial Mortgage – 2.0%
10,000,000		Banc of America Commercial Mortgage, Inc. 2007-4, Class AM, 6.000%, 2/10/2051	9,184,787
10,000,000		Bear Stearns Commercial Mortgage Securities 2007-PW16, Class AM, 5.906%, 6/11/2040	9,447,958
10,297,385		Credit Suisse Mortgage Capital Certificate 2006-C4, Class AAB, 5.439%, 9/15/2039	10,535,648
21,000,000	[1,2]	DBUBS Mortgage Trust 2011-LC2A, Class B, 4.998%, 7/10/2044	19,276,935
10,000,000		JP Morgan Chase Commercial Mortgage Securities 2007-CB19, Class AM, 5.742%, 2/12/2049	9,514,508
8,000,000	[1,2]	JP Morgan Chase Commercial Mortgage Securities 2011-C3A, Class B, 5.013%, 2/15/2046	7,340,000
6,700,000		Merrill Lynch Mortgage Trust 2008-C1, Class AM, 6.265%, 2/12/2051	5,906,264
10,000,000		Merrill Lynch/Countrywide Commercial Mortgage 2007-6, Class A4, 5.485%, 3/12/2051	10,286,379
33,930,000		Morgan Stanley Capital I 2007-IQ14, Class A4, 5.692%, 4/15/2049	35,501,498
31,800,000		Morgan Stanley Capital I 2007-IQ16, Class AM, 6.110%, 12/12/2049	30,608,273
7,501,000	[1,2]	Morgan Stanley Capital I 2011-C1, Class B, 5.256%, 9/15/2047	7,031,905
500,000		TIAA Seasoned Commercial Mortgage Trust 2007-C4, Class AJ, 5.983%, 8/15/2039	519,162
13,800,000		WF-RBS Commercial Mortgage Trust 2011-C3, Class B, 5.637%, 11/15/2044	13,164,322
		TOTAL	168,317,639
		Federal Home Loan Mortgage Corporation – 0.0%
400,000		Federal Home Loan Mortgage Corp. REMIC 3051F MY, 5.50%, 10/15/2025	451,241
		Federal National Mortgage Association – 0.0%
12,592		Federal National Mortgage Association REMIC 1988-16 B, 9.50%, 6/25/2018	14,401
6,180		Federal National Mortgage Association REMIC 1989-35 G, 9.50%, 7/25/2019	7,225
		TOTAL	21,626
		Government National Mortgage Association – 0.0%
162,930		Government National Mortgage Association REMIC 0486C TA, 4.00%, 7/20/2034	169,805
Annual Shareholder Report

Principal Amount or Shares			Value
$500,000		Government National Mortgage Association REMIC 2003-1 PE, 5.50%, 7/16/2032	545,592
		TOTAL	715,397
		Non-Agency Mortgage – 0.0%
6,221	[1]	SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 2.878%, 1/28/2027	4,976
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $178,361,636)	169,510,879
		MUNICIPAL – 0.1%
9,840,000		Chicago, IL Metropolitan Water Reclamation District, Direct Payment Taxable Limited GO Build America Bonds, 5.72%, 12/1/2038 (IDENTIFIED COST $10,059,753)	11,827,680
		PREFERRED STOCKS – 0.1%
		Finance - Commercial – 0.0%
26	[1,2]	Ally Financial, Inc., Pfd., Series 144A, 7.000%	18,216
		Technology – 0.1%
4,425	[1]	Pitney Bowes International Holdings, Inc., Pfd., Series F, 6.125%	4,225,875
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $4,477,163)	4,244,091
		MUTUAL FUNDS – 51.4%[5]
6,485,390		Emerging Markets Fixed Income Core Fund	189,816,036
261,003,277		Federated Mortgage Core Portfolio	2,651,793,288
645,360,841	[6]	Federated Prime Value Obligations Fund, Institutional Shares, 0.20%	645,360,841
13,396,695		Federated Project and Trade Finance Core Fund	133,431,085
104,026,310		High Yield Bond Portfolio	649,124,175
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $4,164,278,213)	4,269,525,425
		Repurchase Agreement – 1.0%
84,669,000		Interest in $3,800,000,000 joint repurchase agreement 0.14%, dated 11/30/2011 under which Bank of America, N.A. will repurchase securities provided as collateral for $3,800,014,778 on 12/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/20/2040 and the market value of those underlying securities was $3,914,015,222 (purchased with proceeds from securities lending collateral). (AT COST)	84,669,000
		TOTAL INVESTMENTS — 100.6% (IDENTIFIED COST $8,039,087,321)[7]	8,360,580,595
		OTHER ASSETS AND LIABILITIES - NET — (0.6)%[8]	(48,701,083)
		TOTAL NET ASSETS — 100%	$8,311,879,512
Annual Shareholder Report

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2011, these restricted securities amounted to $356,636,667, which represented 4.3% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At November 30, 2011, these liquid restricted securities amounted to $339,179,272, which represented 4.1% of total net assets.
3	JPMorgan Chase & Co. has fully and unconditionally guaranteed Bear Stearns' outstanding registered debt securities.
4	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
5	Affiliated holdings.
6	7-Day net yield.
7	The cost of investments for federal tax purposes amounts to $8,048,409,052.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2011.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Annual Shareholder Report

The following is a summary of the inputs used, as of November 30, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds*	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$ —	$2,635,518,896	$ —	$2,635,518,896
Adjustable Rate Mortgages	—	23,340	—	23,340
Asset-Backed Securities	—	9,995,212	—	9,995,212
Certificate of Deposit	—	88,370	—	88,370
Government Agencies	—	371,869,919	—	371,869,919
Governments/Agencies	—	26,148,175	—	26,148,175
U.S. Treasury	—	772,544,392	—	772,544,392
Mortgage-Backed Securities	—	4,615,216	—	4,615,216
Collateralized Mortgage Obligations	—	169,510,879	—	169,510,879
Municipal	—	11,827,680	—	11,827,680
Equity Securities:
Preferred Stocks
Domestic	—	4,244,091	—	4,244,091
Mutual Funds	4,136,094,340	133,431,085**	—	4,269,525,425
Repurchase Agreement	—	84,669,000	—	84,669,000
TOTAL SECURITIES	$4,136,094,340	$4,224,486,255	$ —	$8,360,580,595
*	Emerging Markets Fixed Income Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors.
**	Includes $72,573,417 of securities transferred from Level 1 to Level 2 because the adviser determined that these securities more appropriately meet the definition of Level 2. Transfers shown represent the value of the securities at the beginning of the period.

The following acronyms are used throughout this portfolio:

ARM	— Adjustable Rate Mortgage
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
MTN	— Medium Term Note
REIT(s)	— Real Estate Investment Trust(s)
REMIC	— Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Financial Highlights – Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$11.30	$11.00	$9.83	$10.73	$10.67
Income From Investment Operations:
Net investment income	0.42	0.42	0.50	0.51	0.50
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	(0.02)	0.31	1.16	(0.89)	0.07
TOTAL FROM INVESTMENT OPERATIONS	0.40	0.73	1.66	(0.38)	0.57
Less Distributions:
Distributions from net investment income	(0.41)	(0.43)	(0.49)	(0.52)	(0.51)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	(0.01)	—	—	—	—
TOTAL DISTRIBUTIONS	(0.42)	(0.43)	(0.49)	(0.52)	(0.51)
Net Asset Value, End of Period	$11.28	$11.30	$11.00	$9.83	$10.73
Total Return[1]	3.61%	6.78%	17.28%	(3.78)%	5.53%
Ratios to Average Net Assets:
Net expenses	0.90%	0.90%	0.89%	0.89%	0.89%
Net investment income	3.74%	3.86%	4.53%	4.88%	4.76%
Expense waiver/reimbursement[2]	0.11%	0.11%	0.08%	0.17%	0.19%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,434,751	$1,939,566	$991,255	$257,234	$213,721
Portfolio turnover	63%	63%	49%	45%	36%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
2	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Financial Highlights – Class B Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$11.30	$11.00	$9.83	$10.73	$10.67
Income From Investment Operations:
Net investment income	0.35	0.36	0.44	0.45	0.44
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	(0.01)	0.31	1.16	(0.89)	0.07
TOTAL FROM INVESTMENT OPERATIONS	0.34	0.67	1.60	(0.44)	0.51
Less Distributions:
Distributions from net investment income	(0.35)	(0.37)	(0.43)	(0.46)	(0.45)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	(0.01)	—	—	—	—
TOTAL DISTRIBUTIONS	(0.36)	(0.37)	(0.43)	(0.46)	(0.45)
Net Asset Value, End of Period	$11.28	$11.30	$11.00	$9.83	$10.73
Total Return[1]	3.04%	6.20%	16.64%	(4.30)%	4.97%
Ratios to Average Net Assets:
Net expenses	1.45%	1.45%	1.43%	1.43%	1.43%
Net investment income	3.20%	3.32%	4.05%	4.32%	4.19%
Expense waiver/reimbursement[2]	0.08%	0.07%	0.08%	0.17%	0.19%
Supplemental Data:
Net assets, end of period (000 omitted)	$37,286	$44,734	$39,972	$29,278	$32,126
Portfolio turnover	63%	63%	49%	45%	36%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
2	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Financial Highlights – Class C Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$11.30	$11.00	$9.83	$10.73	$10.67
Income From Investment Operations:
Net investment income	0.36	0.36	0.44	0.46	0.45
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	(0.02)	0.31	1.17	(0.90)	0.07
TOTAL FROM INVESTMENT OPERATIONS	0.34	0.67	1.61	(0.44)	0.52
Less Distributions:
Distributions from net investment income	(0.35)	(0.37)	(0.44)	(0.46)	(0.46)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	(0.01)	—	—	—	—
TOTAL DISTRIBUTIONS	(0.36)	(0.37)	(0.44)	(0.46)	(0.46)
Net Asset Value, End of Period	$11.28	$11.30	$11.00	$9.83	$10.73
Total Return[1]	3.07%	6.23%	16.68%	(4.27)%	5.01%
Ratios to Average Net Assets:
Net expenses	1.42%	1.42%	1.41%	1.40%	1.39%
Net investment income	3.22%	3.35%	4.03%	4.37%	4.24%
Expense waiver/reimbursement[2]	0.06%	0.07%	0.08%	0.17%	0.19%
Supplemental Data:
Net assets, end of period (000 omitted)	$177,758	$183,391	$129,779	$49,250	$43,205
Portfolio turnover	63%	63%	49%	45%	36%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
2	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Financial Highlights – Class R Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$11.30	$11.00	$9.83	$10.73	$10.67
Income From Investment Operations:
Net investment income	0.40	0.41	0.47	0.49	0.47
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	(0.02)	0.30	1.17	(0.90)	0.08
TOTAL FROM INVESTMENT OPERATIONS	0.38	0.71	1.64	(0.41)	0.55
Less Distributions:
Distributions from net investment income	(0.39)	(0.41)	(0.47)	(0.49)	(0.49)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	(0.01)	—	—	—	—
TOTAL DISTRIBUTIONS	(0.40)	(0.41)	(0.47)	(0.49)	(0.49)
Net Asset Value, End of Period	$11.28	$11.30	$11.00	$9.83	$10.73
Total Return[1]	3.40%	6.56%	17.02%	(3.99)%	5.30%
Ratios to Average Net Assets:
Net expenses	1.10%	1.10%	1.10%	1.11%	0.11%
Net investment income	3.53%	3.67%	4.36%	4.67%	4.55%
Expense waiver/reimbursement[2]	0.06%	0.07%	0.08%	0.17%	0.19%
Supplemental Data:
Net assets, end of period (000 omitted)	$102,996	$169,762	$186,638	$100,899	$81,501
Portfolio turnover	63%	63%	49%	45%	36%
1	Based on net asset value.
2	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$11.30	$11.00	$9.83	$10.73	$10.67
Income From Investment Operations:
Net investment income	0.48	0.48	0.55	0.57	0.56
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	(0.02)	0.31	1.17	(0.90)	0.06
TOTAL FROM INVESTMENT OPERATIONS	0.46	0.79	1.72	(0.33)	0.62
Less Distributions:
Distributions from net investment income	(0.47)	(0.49)	(0.55)	(0.57)	(0.56)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	(0.01)	—	—	—	—
TOTAL DISTRIBUTIONS	(0.48)	(0.49)	(0.55)	(0.57)	(0.56)
Net Asset Value, End of Period	$11.28	$11.30	$11.00	$9.83	$10.73
Total Return[1]	4.18%	7.36%	17.90%	(3.26)%	6.09%
Ratios to Average Net Assets:
Net expenses	0.35%	0.35%	0.35%	0.36%	0.36%
Net investment income	4.28%	4.41%	5.11%	5.41%	5.29%
Expense waiver/reimbursement[2]	0.10%	0.10%	0.10%	0.17%	0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,935,920	$3,057,603	$2,255,608	$1,292,720	$1,149,888
Portfolio turnover	63%	63%	49%	45%	36%
1	Based on net asset value.
2	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Financial Highlights – Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$11.30	$11.00	$9.83	$10.73	$10.67
Income From Investment Operations:
Net investment income	0.44	0.45	0.52	0.54	0.52
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	(0.01)	0.31	1.17	(0.90)	0.07
TOTAL FROM INVESTMENT OPERATIONS	0.43	0.76	1.69	(0.36)	0.59
Less Distributions:
Distributions from net investment income	(0.44)	(0.46)	(0.52)	(0.54)	(0.53)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	(0.01)	—	—	—	—
TOTAL DISTRIBUTIONS	(0.45)	(0.46)	(0.52)	(0.54)	(0.53)
Net Asset Value, End of Period	$11.28	$11.30	$11.00	$9.83	$10.73
Total Return[1]	3.87%	7.04%	17.55%	(3.55)%	5.79%
Ratios to Average Net Assets:
Net expenses	0.65%	0.65%	0.65%	0.65%	0.64%
Net investment income	4.00%	4.11%	4.82%	5.13%	4.99%
Expense waiver/reimbursement[2]	0.29%	0.31%	0.32%	0.39%	0.40%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,623,169	$2,177,901	$1,661,129	$1,084,231	$756,089
Portfolio turnover	63%	63%	49%	45%	36%
1	Based on net asset value.
2	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Assets and Liabilities

November 30, 2011

Assets:
Total investments in securities, at value including $81,138,920 of securities loaned and $4,269,525,425 of investments in affiliated holdings (Note 5) (identified cost $8,039,087,321)		$8,360,580,595
Income receivable		40,318,778
Income receivable from affiliated holdings		11,721,950
Receivable for shares sold		23,075,008
TOTAL ASSETS		8,435,696,331
Liabilities:
Payable for investments purchased	$12,772,446
Payable for shares redeemed	16,309,182
Payable for collateral due to broker for securities lending	84,669,000
Income distribution payable	6,388,908
Payable for distribution services fee (Note 5)	723,105
Payable for shareholder services fee (Note 5)	1,632,193
Accrued expenses	1,321,985
TOTAL LIABILITIES		123,816,819
Net assets for 736,748,853 shares outstanding		$8,311,879,512
Net Assets Consist of:
Paid-in capital		$7,930,555,787
Net unrealized appreciation of investments		321,493,274
Accumulated net realized gain on investments, futures contracts, swap contracts and foreign currency transactions		56,275,943
Undistributed net investment income		3,554,508
TOTAL NET ASSETS		$8,311,879,512
Annual Shareholder Report

Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($2,434,750,848 ÷ 215,794,815 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$11.28
Offering price per share (100/95.50 of $11.28)	$11.81
Redemption proceeds per share	$11.28
Class B Shares:
Net asset value per share ($37,286,327 ÷ 3,305,172 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$11.28
Offering price per share	$11.28
Redemption proceeds per share (94.50/100 of $11.28)	$10.66
Class C Shares:
Net asset value per share ($177,758,126 ÷ 15,756,391 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$11.28
Offering price per share	$11.28
Redemption proceeds per share (99.00/100 of $11.28)	$11.17
Class R Shares:
Net asset value per share ($102,995,772 ÷ 9,130,365 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$11.28
Offering price per share	$11.28
Redemption proceeds per share	$11.28
Institutional Shares:
Net asset value per share ($3,935,919,523 ÷ 348,880,613 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$11.28
Offering price per share	$11.28
Redemption proceeds per share	$11.28
Service Shares:
Net asset value per share ($1,623,168,916 ÷ 143,881,497 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$11.28
Offering price per share	$11.28
Redemption proceeds per share	$11.28

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Operations

Year Ended November 30, 2011

Investment Income:
Interest (including income on securities loaned of $916,327)			$193,631,845
Dividends (including $149,045,418 received from affiliated holdings (Note 5))			149,238,060
Investment income allocated from affiliated partnership (Note 5)			12,603,977
TOTAL INCOME			355,473,882
Expenses:
Investment adviser fee (Note 5)		$22,980,200
Administrative fee (Note 5)		5,983,150
Custodian fees		264,365
Transfer and dividend disbursing agent fees and expenses (Note 2)		5,406,133
Directors'/Trustees' fees		63,265
Auditing fees		25,449
Legal fees		7,876
Portfolio accounting fees		304,893
Distribution services fee (Note 5)		12,066,091
Shareholder services fee (Note 5)		9,724,087
Account administration fee (Note 2)		272,592
Share registration costs		409,158
Printing and postage		328,110
Insurance premiums		24,330
Taxes		561,302
Miscellaneous		28,965
TOTAL EXPENSES		58,449,966
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(4,353,981)
Waiver of administrative fee (Note 5)	(153,839)
Waiver of distribution services fee (Note 5)	(3,639,481)
Reimbursement of transfer and dividend disbursing agent fees and expenses (Note 2) (Note 5)	(2,933,223)
TOTAL WAIVERS AND REIMBURSEMENTS		(11,080,524)
Net expenses			47,369,442
Net investment income			$308,104,440
Annual Shareholder Report

Statement of Operations — continued
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Swap Contracts:
Net realized gain on investments (including realized loss of $1,215,313 on sales of investments in affiliated holdings (Note 5))	$80,921,931
Net realized loss on futures contracts	(16,664,498)
Net realized loss on swap contracts	(3,168,824)
Net realized gain on investments and swap contracts allocated from affiliated partnership (Note 5)	906,753
Realized gain distribution from affiliated investment company shares	80,500
Net change in unrealized appreciation of investments	(76,279,981)
Net change in unrealized depreciation of futures contracts	574,468
Net change in unrealized appreciation of swap contracts	(4,304,271)
Net realized and unrealized loss on investments, futures contracts and swap contracts	(17,933,922)
Change in net assets resulting from operations	$290,170,518

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Changes in Net Assets

Year Ended November 30	2011	2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$308,104,440	$266,465,817
Net realized gain on investments, including allocation from affiliated partnership, futures contracts, swap contracts and foreign currency transactions	62,075,862	14,001,285
Net change in unrealized appreciation/depreciation of investments, futures contracts and swap contracts	(80,009,784)	165,043,884
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	290,170,518	445,510,986
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(74,289,120)	(54,631,427)
Class B Shares	(1,231,811)	(1,412,440)
Class C Shares	(5,434,602)	(5,378,585)
Class R Shares	(5,851,158)	(5,954,251)
Institutional Shares	(143,443,368)	(121,459,741)
Service Shares	(72,038,657)	(78,055,845)
Distributions from net realized gain on investments, futures contracts and swap contracts
Class A Shares	(1,222,262)	—
Class B Shares	(26,855)	—
Class C Shares	(110,551)	—
Class R Shares	(104,603)	—
Institutional Shares	(1,923,278)	—
Service Shares	(1,352,501)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	$(307,028,766)	$(266,892,289)
Annual Shareholder Report

Statement of Changes in Net Assets — continued
Year Ended November 30	2011	2010
Share Transactions:
Proceeds from sale of shares	$3,809,939,041	$3,840,671,206
Proceeds from shares issued in connection with the tax-free transfer of assets from EquiTrust Series Fund, Inc. - High Grade Bond Portfolio	17,037,428	—
Net asset value of shares issued to shareholders in payment of distributions declared	215,559,788	180,257,773
Cost of shares redeemed	(3,286,755,169)	(1,890,972,152)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	755,781,088	2,129,956,827
Change in net assets	738,922,840	2,308,575,524
Net Assets:
Beginning of period	7,572,956,672	5,264,381,148
End of period (including undistributed net investment income of $3,554,508 and $441,185, respectively)	$8,311,879,512	$7,572,956,672

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Notes to Financial Statements

November 30, 2011

1. ORGANIZATION

Federated Total Return Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Total Return Bond Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers six classes of shares: Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return.

On July 15, 2011, the Fund acquired all of the net assets of EquiTrust Series Fund, Inc. - High Grade Bond Portfolio (the “Acquired Fund”), an open-end investment company in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders on July 15, 2011. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed on December 1, 2010, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the year ended November 30, 2011, are as follows:

Net investment income*	$307,393,942
Net realized and unrealized loss on investments	$(16,769,653)
Net increase in net assets resulting from operations	$290,624,289
*	Net investment income includes a decrease of $40,459 in pro forma expenses.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that has been included in the Fund's Statement of Operations as of November 30, 2011.

For every one share of EquiTrust Series Fund, Inc. - High Grade Bond Portfolio Class A Shares exchanged, a shareholder received 0.961 shares of Federated Total Return Bond Fund Class A Shares.

For every one share of EquiTrust Series Fund, Inc. - High Grade Bond Portfolio Class B Shares exchanged, a shareholder received 0.960 shares of Federated Total Return Bond Fund Class A Shares.

For every one share of EquiTrust Series Fund, Inc. - High Grade Bond Portfolio Class I Shares exchanged, a shareholder received 0.962 shares of Federated Total Return Bond Fund Institutional Shares.

Annual Shareholder Report

The Fund received assets from EquiTrust Series Fund, Inc. - High Grade Bond Portfolio as follows:

Shares of the Fund Issued	EquiTrust Series Fund, Inc. - High Grade Bond Portfolio Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
1,509,075	$17,037,428	$1,085,093	$7,718,227,099	$7,735,264,527
1	Unrealized Appreciation is included in the EquiTrust Series Fund, Inc. - High Grade Bond Portfolio Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

Annual Shareholder Report

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

Annual Shareholder Report

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities are included in interest income. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund invests in Emerging Markets Fixed Income Core Fund (EMCORE), a portfolio of Federated Core Trust II, L.P., which is a limited partnership established under the laws of the state of Delaware. The Fund records daily its proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares and Service Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. For the year ended November 30, 2011, transfer and dividend disbursing agent fees and account administration fees for the Fund were as follows:

	Transfer and Dividend Disbursing Agent Fees Incurred	Transfer and Dividend Disbursing Agent Fees Reimbursed	Account Administration Fees Incurred
Class A Shares	$2,286,140	$(1,084,321)	$27,765
Class B Shares	49,702	(6,757)	—
Class C Shares	134,453	—	15,356
Class R Shares	437,808	—	—
Institutional Shares	1,586,177	(1,268,835)	—
Service Shares	911,853	(573,310)	229,471
TOTAL	$5,406,133	$(2,933,223)	$272,592

Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended November 30, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund Annual Shareholder Report recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of November 30, 2011, tax years 2008 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Swap Contracts

Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund enters into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.

The Fund uses credit default swaps to manage exposure to a given issuer or sector by either selling protection to increase exposure, or buying protection to reduce exposure. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value,” of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund's maximum risk of loss from counterparty credit risk, either as the Annual Shareholder Report protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.

At November 30, 2011, the Fund had no outstanding swap contracts.

The average notional amount of credit default swaps held by the Fund throughout the period was $476,538,462. This is based on amounts held as of each month-end throughout the fiscal period.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearing house, as counterparty to all exchange-traded futures, guarantees the futures against default.

At November 30, 2011, the Fund had no outstanding futures contracts.

The average notional value of short futures contracts held by the Fund throughout the period was $67,459,363. This is based on amounts held as of each month-end throughout the fiscal period.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Annual Shareholder Report

Securities Lending

The Fund participates in a securities lending program providing for the lending of government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of November 30, 2011, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$81,138,920	$84,669,000

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Directors

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, if applicable, held at November 30, 2011, is as follows:

Security	Acquisition Date	Cost	Market Value
Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	3/24/2010	$12,000,000	$13,226,544
Pitney Bowes International Holdings, Inc., Pfd., Series F, 6.125%	3/23/2010-3/25/2010	$4,469,250	$4,225,875
SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 2.878%, 1/28/2027	2/4/1998	$15,893	$4,976
Annual Shareholder Report

Additional Disclosure Related to Derivative Instruments

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended November 30, 2011

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Credit Default Swaps	Futures	Total
Interest rate contracts	$ —	$(16,664,498)	$(16,664,498)
Credit contracts	$(3,168,824)	$ —	$(3,168,824)
TOTAL	$(3,168,824)	$(16,664,498)	$(19,833,322)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Credit Default Swaps	Futures	Total
Interest rate contracts	$ —	$574,468	$574,468
Credit contracts	$(4,304,271)	$ —	$(4,304,271)
TOTAL	$(4,304,271)	$574,468	$(3,729,803)

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

Year Ended November 30	2011		2010
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	119,789,081	$1,350,137,686	112,658,528	$1,257,828,911
Proceeds from shares issued in connection with the tax-free transfer of assets from EquiTrust Series Fund, Inc. - High Grade Bond Portfolio	794,236	8,966,899	—	—
Shares issued to shareholders in payment of distributions declared	6,531,953	73,407,873	4,636,570	51,847,222
Shares redeemed	(82,931,378)	(932,655,164)	(35,802,830)	(400,418,720)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	44,183,892	$499,857,294	81,492,268	$909,257,413
Annual Shareholder Report

Year Ended November 30	2011		2010
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	766,904	$8,628,000	1,709,208	$19,054,146
Shares issued to shareholders in payment of distributions declared	92,897	1,043,266	107,602	1,200,246
Shares redeemed	(1,512,692)	(17,006,852)	(1,493,122)	(16,646,845)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(652,891)	$(7,335,586)	323,688	$3,607,547
Year Ended November 30	2011		2010
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	4,540,490	$51,086,987	7,760,716	$86,369,710
Shares issued to shareholders in payment of distributions declared	377,197	4,238,319	352,458	3,936,523
Shares redeemed	(5,387,715)	(60,373,210)	(3,686,267)	(41,143,908)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(470,028)	$(5,047,904)	4,426,907	$49,162,325
Year Ended November 30	2011		2010
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	4,807,277	$53,972,953	6,925,769	$77,040,702
Shares issued to shareholders in payment of distributions declared	491,804	5,525,340	509,579	5,678,867
Shares redeemed	(11,189,278)	(126,251,116)	(9,384,746)	(103,709,586)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(5,890,197)	$(66,752,823)	(1,949,398)	$(20,990,017)
Year Ended November 30	2011		2010
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	155,015,124	$1,742,779,853	136,124,991	$1,513,399,529
Proceeds from shares issued in connection with the tax-free transfer of assets from EquiTrust Series Fund, Inc. - High Grade Bond Portfolio	714,839	8,070,529	—	—
Shares issued to shareholders in payment of distributions declared	5,891,390	66,272,741	4,280,461	47,822,056
Shares redeemed	(83,278,111)	(935,411,612)	(74,949,562)	(837,428,549)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	78,343,242	$881,711,511	65,455,890	$723,793,036
Annual Shareholder Report

Year Ended November 30	2011		2010
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	53,735,614	$603,333,562	79,645,519	$886,978,208
Shares issued to shareholders in payment of distributions declared	5,795,786	65,072,249	6,248,181	69,772,858
Shares redeemed	(108,350,856)	(1,215,057,215)	(44,229,761)	(491,624,543)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(48,819,456)	$(546,651,404)	41,663,939	$465,126,523
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	66,694,562	$755,781,088	191,413,294	$2,129,956,827

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments for short-term gain reclasses, discount accretion/premium amortization on debt securities, swap contracts, allocated income from partnerships and capital loss carryforwards from merger.

For the year ended November 30, 2011, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$264,750	$(2,702,401)	$2,437,651

Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended November 30, 2011 and 2010, was as follows:

	2011	2010
Ordinary income	$307,028,766	$266,892,289

As of November 30, 2011, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$31,690,530
Undistributed long-term capital gains	$38,798,721
Net unrealized appreciation	$312,171,543
Straddle loss deferrals	$(1,337,069)

Annual Shareholder Report

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales, discount accretion/premium amortization on debt securities, partnership adjustments and defaulted bonds.

At November 30, 2011, the cost of investments for federal tax purposes was $8,048,409,052. The net unrealized appreciation of investments for federal tax purposes was $312,171,543. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $347,018,087 and net unrealized depreciation from investments for those securities having an excess of cost over value of $34,846,544.

The Fund used capital loss carryforwards of $264,751 to offset taxable capital gains realized during the year ended November 30, 2011.

As of November 30, 2011, for federal income tax purposes, the Fund had $1,337,069 in straddle loss deferrals.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended November 30, 2011, the Adviser voluntarily waived $3,900,651 of its fee. In addition, for the year ended November 30, 2011, an affiliate of the Adviser reimbursed $2,933,223 of transfer and dividend disbursing agent fees and expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended November 30, 2011, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $153,839 of its fee.

Annual Shareholder Report

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares, Class R Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class R Shares	0.50%
Service Shares	0.25%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended November 30, 2011, distribution services fees for the Fund were as follows:

	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$5,083,610	$ —
Class B Shares	294,391	—
Class C Shares	1,294,322	—
Class R Shares	844,542	(100)
Service Shares	4,549,226	(3,639,381)
TOTAL	$12,066,091	$(3,639,481)

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended November 30, 2011, FSC retained $6,228,292 of fees paid by the Fund.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended November 30, 2011, FSC retained $121,667 in sales charges from the sale of Class A Shares. FSC also retained $15,205 of CDSC relating to redemptions of Class A Shares, $40,501 relating to redemptions of Class B Shares and $33,279 relating to redemptions of Class C Shares.

Annual Shareholder Report

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the year ended November 30, 2011, Service Fees for the Fund were as follows:

Service Fees Incurred
Class A Shares	$5,055,844
Class B Shares	98,130
Class C Shares	415,956
Service Shares	4,154,157
TOTAL	$9,724,087

For the year ended November 30, 2011, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, but excluding expenses allocated from partnerships), paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.90%, 1.45%, 1.45%, 1.10%, 0.35% and 0.65% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.

General

Certain Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

Annual Shareholder Report

Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended November 30, 2011, the Adviser reimbursed $453,330. Transactions involving the affiliated holdings during the year ended November 30, 2011, were as follows:

	Emerging Markets Fixed Income Core Fund	Federated Mortgage Core Portfolio	Federated Prime Value Obligations Fund, Institutional Shares	Federated Project and Trade Finance Core Fund	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 11/30/2010	7,781,422	146,357,803	170,207,088	7,271,885	109,559,929	441,178,127
Purchases/ Additions	1,188,201	114,645,474	4,154,310,973	6,124,810	13,568,193	4,289,837,651
Sales/ Reductions	2,484,233	—	3,679,157,220	—	19,101,812	3,700,743,265
Balance of Shares Held 11/30/2011	6,485,390	261,003,277	645,360,841	13,396,695	104,026,310	1,030,272,513
Value	$189,816,036	$2,651,793,288	$645,360,841	$133,431,085	$649,124,175	$4,269,525,425
Dividend Income/ Allocated Investment Income	$12,603,977	$76,790,627	$672,556	$5,225,349	$66,356,886	$161,649,395
Capital Gain Distributions/Allocated Net Realized Gain	$906,753	$ —	$ —	$80,500	$ —	$987,253

The Fund invests in Federated Mortgage Core Portfolio (MBCORE), a portfolio of Federated Core Trust (“Core Trust”) which is managed by Federated Investment Management Company, the Fund's Adviser. Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of MBCORE is to provide total return. Federated Investors, Inc. receives no advisory or administrative fees from MBCORE. Income distributions from MBCORE are declared daily and paid monthly. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of MBCORE, if any, are declared and paid annually, and are recorded by the Fund as capital gains received. The performance of the Fund is directly affected by the performance of MBCORE. The financial statements of MBCORE are included within this Report to illustrate the security holdings, financial condition, results of operations and changes in net assets of the portfolio because the Fund invested in 86.2% of MBCORE's net assets at November 30, 2011. The financial statements of MBCORE should be read in conjunction with the Fund's financial statements. The valuation of securities held by MBCORE is discussed in the notes to its financial statements.

Annual Shareholder Report

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended November 30, 2011, were as follows:

Purchases	$1,924,060,040
Sales	$938,431,403

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of November 30, 2011, there were no outstanding loans. During the year ended November 30, 2011, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of November 30, 2011, there were no outstanding loans. During the year ended November 30, 2011, the program was not utilized.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing”; specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-03 is not expected to have a material impact on the Fund's financial statements and the accompanying notes, net assets and results of operations.

In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends FASB ASC Topic 820, “Fair Value Measurement,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-04 is not expected to have a material impact on the Fund's financial statements and the accompanying notes.

Annual Shareholder Report

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF DIRECTORS OF Federated total return series, inc. AND SHAREHOLDERS OF federated total return bond fund:

We have audited the accompanying statement of assets and liabilities of Federated Total Return Bond Fund (the “Fund”) (one of the portfolios constituting Federated Total Return Series, Inc.), including the portfolio of investments, as of November 30, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2011, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Total Return Bond Fund, a portfolio of Federated Total Return Series, Inc., at November 30, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
January 25, 2012

Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2011 to November 30, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 6/1/2011	Ending Account Value 11/30/2011	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,015.30	$4.55
Class B Shares	$1,000	$1,012.50	$7.32
Class C Shares	$1,000	$1,012.60	$7.16
Class R Shares	$1,000	$1,014.20	$5.55
Institutional Shares	$1,000	$1,018.10	$1.77
Service Shares	$1,000	$1,016.50	$3.29
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.56	$4.56
Class B Shares	$1,000	$1,017.80	$7.33
Class C Shares	$1,000	$1,017.95	$7.18
Class R Shares	$1,000	$1,019.55	$5.57
Institutional Shares	$1,000	$1,023.31	$1.78
Service Shares	$1,000	$1,021.81	$3.29
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	0.90%
Class B Shares	1.45%
Class C Shares	1.42%
Class R Shares	1.10%
Institutional Shares	0.35%
Service Shares	0.65%
Annual Shareholder Report

Management's Discussion of Fund Performance (unaudited) – Federated Mortgage Core Portfolio

The Fund's total return, based on net asset value, for the 12-month reporting period ended December 31, 2010, was 5.04%. The Barclays Capital Mortgage-Backed Securities Index (BCMBS),1 a broad-based securities market index, returned 5.37%. The Fund's total return reflected actual cash flows, transaction costs and other expenses which are not reflected in the total return of the Index.

Duration, sector allocation and security selection were the most significant factors affecting Fund performance relative to the unmanaged BCMBS.

MARKET OVERVIEW

Treasury yields followed an uneven path during the year as initial economic growth optimism gave way to concerns over the European sovereign debt crisis as well as the possibility of a “double-dip” recession in the United States. Ultimately, the economic outlook returned to a more constructive stance, and yields bounced significantly above the intra-year lows, however, they declined for the 12-month period. The two-year and ten-year Treasury yields both decreased 54 basis points to 0.59% and 3.29%, respectively.

Although the Federal Reserve's (the “Fed”) agency mortgage-backed securities (MBS) purchase program concluded operation in March 2010 after buying $1.25 trillion of mortgage securities, the Fed followed up with another stimulus plan. An additional quantitative easing program (QE2) was initiated in November 2010. Under QE2, the Fed intends to purchase $600 billion of Treasury securities through June 2011. The Fed is utilizing the Treasury purchase program along with the 0%-0.25% federal funds target rate as the most visible tools to meet their dual mandate of stable prices and maximum employment. Although the economy continued to grow, the rate of growth remained subdued, and Fed concerns over potential deflation appeared to outweigh inflationary anxiety.

Investor demand for higher yielding securities propelled securitized asset classes such as agency and non-agency MBS, agency debentures and commercial mortgage securities to strong gains relative to comparable duration Treasuries.

DURATION STRATEGY

Duration was below benchmark for a significant portion of the reporting period in expectation of higher interest rates. As Treasury market yields declined, the stance acted as a significant drag on performance.

SECTOR ALLOCATION

Non-agency MBS posted strong performance during the period as a lack of new issuance coupled with strong demand for higher yielding fixed-income securities drove spreads tighter. The sector allocation to non-agency MBS positively impacted performance.

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Security Selection

Within the MBS allocation, the Fund favored conventional MBS issued by Fannie Mae and Freddie Mac relative to Ginnie Mae issues and 15-year MBS over 30-year MBS. Ginnie Maes outperformed their conventional counterparts from Fannie Mae and Freddie Mac while 30-year MBS topped 15-year mortgage securities. Security selection within the agency MBS sector acted as a drag on performance.

1	The Barclays Capital Mortgage-Backed Securities Index is an unmanaged index composed of all fixed securities mortgage pools by Government National Mortgage Association (GNMA), Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, including GNMA Graduated Payment Mortgages. Investments cannot be made in an index.
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GROWTH OF A $10,000 INVESTMENT

The graph below illustrates the hypothetical investment of $10,0001 in Federated Mortgage Core Portfolio (the “Fund”) from December 31, 2000 to December 31, 2010, compared to the Barclays Capital Mortgage-Backed Securities Index (BCMBS).2

Average Annual Total Returns for the Period Ended 12/31/2010
1 Year	5.04%
5 Years	5.87%
10 Years	5.79%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1	The Fund's performance assumes the reinvestment of all dividends and distributions. The BCMBS has been adjusted to reflect reinvestment of dividends on securities in the index.
2	The BCMBS is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged, and unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
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Portfolio of Investments Summary Table (unaudited) – Federated Mortgage Core Portfolio

At December 31, 2010, the Fund's portfolio composition1 was as follows:

Type of Investment	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	101.7%
Non-Agency Mortgage-Backed Securities	2.4%
Repurchase Agreements — Collateral[2]	8.1%
Other Assets and Liabilities — Net[3]	(12.2)%
TOTAL	100.0%

1	See the Fund's Confidential Private Offering Memorandum for a description of the principal types of securities in which the Fund invests.
2	Includes repurchase agreements purchased with cash collateral received in securities lending and/or dollar-roll transactions, as well as cash covering when-issued and delayed delivery transactions.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments – Federated Mortgage Core Portfolio

December 31, 2010

Principal Amount			Value
		Collateralized Mortgage Obligations – 8.5%
		Federal Home Loan Mortgage Corporation – 3.3%
$14,634,322	[1]	REMIC 3144 FB, 0.610%, 4/15/2036	14,561,338
8,375,111	[1]	REMIC 3160 FD, 0.590%, 5/15/2036	8,342,778
4,163,249	[1]	REMIC 3175 FE, 0.570%, 6/15/2036	4,143,512
18,458,900	[1]	REMIC 3179 FP, 0.640%, 7/15/2036	18,430,637
2,298,530	[1]	REMIC 3206 FE, 0.660%, 8/15/2036	2,292,133
10,841,107	[1]	REMIC 3260 PF, 0.560%, 1/15/2037	10,802,204
6,898,087	[1]	REMIC 3296 YF, 0.660%, 3/15/2037	6,812,090
		TOTAL	65,384,692
		Federal National Mortgage Association – 2.8%
1,670,198	[1]	REMIC 2005-63 FC, 0.511%, 10/25/2031	1,654,961
10,106,431	[1]	REMIC 2006-104 FY, 0.601%, 11/25/2036	10,071,593
13,215,648	[1]	REMIC 2006-115 EF, 0.621%, 12/25/2036	13,161,475
3,110,899	[1]	REMIC 2006-43 FL, 0.661%, 6/25/2036	3,104,703
5,821,715	[1]	REMIC 2006-58 FP, 0.561%, 7/25/2036	5,798,780
10,794,249	[1]	REMIC 2006-81 FB, 0.611%, 9/25/2036	10,765,369
10,199,726	[1]	REMIC 2006-85 PF, 0.641%, 9/25/2036	10,152,071
		TOTAL	54,708,952
		Non-Agency Mortgage – 2.4%
5,000,201		Chase Mortgage Finance Corp. 2004-S3, Class 1A1, 5.000%, 3/25/2034	4,972,729
5,387,168		Countrywide Home Loans 2005-21, Class A2, 5.500%, 10/25/2035	5,025,796
10,186,538	[1]	Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	9,455,746
4,667,378		Credit Suisse Mortgage Capital Certificate 2007-4, Class 4A2, 5.500%, 6/25/2037	4,520,722
9,547,040		Lehman Mortgage Trust 2007-9, Class 1A1, 6.000%, 10/25/2037	9,002,579
4,146,502		Residential Funding Mortgage Securities I 2005-SA3, Class 3A, 5.247%, 8/25/2035	4,047,928
11,007,741		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	10,232,514
		TOTAL	47,258,014
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $169,368,417)	167,351,658
		Mortgage-Backed Securities – 95.6%
		Federal Home Loan Mortgage Corporation – 60.2%
5,000,000	[2]	3.500%, 1/1/2026	5,034,357
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Principal Amount			Value
$133,347,034	[2]	4.000%, 7/1/2025 - 1/1/2041	135,889,411
494,450,385	[2]	4.500%, 6/1/2019 - 1/1/2041	509,809,058
307,517,040		5.000%, 7/1/2019 - 4/1/2040	323,236,339
140,426,945		5.500%, 3/1/2021 - 12/1/2039	150,095,010
29,573,743		6.000%, 5/1/2014 - 9/1/2037	32,014,365
17,884,761		6.500%, 7/1/2014 - 4/1/2038	19,793,668
2,428,628		7.000%, 12/1/2011 - 9/1/2037	2,724,865
581,009		7.500%, 12/1/2022 - 5/1/2031	655,114
548,389		8.000%, 12/1/2029 - 3/1/2031	618,689
10,808		8.500%, 9/1/2025	12,422
23,114		9.000%, 5/1/2017	25,417
1,004		9.500%, 4/1/2021	1,164
		TOTAL	1,179,909,879
		Federal National Mortgage Association – 27.0%
63,553,441	[2]	4.000%, 7/1/2024 - 1/1/2041	63,909,672
21,334,433		4.500%, 12/1/2019 - 3/1/2039	22,162,706
124,237,942		5.000%, 5/1/2023 - 7/1/2039	131,068,615
170,628,715		5.500%, 9/1/2014 - 7/1/2038	183,219,892
84,180,193		6.000%, 12/1/2013 - 2/1/2039	91,626,861
23,872,280		6.500%, 8/1/2014 - 10/1/2038	26,538,308
8,772,161		7.000%, 3/1/2012 - 6/1/2037	9,827,863
696,549		7.500%, 6/1/2011 - 6/1/2033	784,341
227,384		8.000%, 7/1/2023 - 3/1/2031	257,541
7,226		9.000%, 11/1/2021 - 6/1/2025	8,114
		TOTAL	529,403,913
		Government National Mortgage Association – 8.4%
5,000,000	[2]	4.000%, 1/15/2041	5,036,477
103,285,164		4.500%, 2/15/2039 - 7/15/2040	107,422,066
35,126,107		5.000%, 1/15/2039 - 8/20/2039	37,352,650
3,001,944		5.500%, 12/20/2038	3,232,484
5,915,945		6.000%, 10/15/2028 - 6/15/2037	6,504,318
954,339		6.500%, 10/15/2028 - 2/15/2032	1,076,239
1,075,228		7.000%, 11/15/2027 - 12/15/2031	1,214,233
522,398		7.500%, 4/15/2029 - 1/15/2031	592,610
612,303		8.000%, 1/15/2022 - 11/15/2030	697,545
50,172		8.500%, 3/15/2022 - 9/15/2029	56,864
1,863		9.500%, 10/15/2020	2,162
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Principal Amount			Value
$145,144		12.000%, 4/15/2015 - 6/15/2015	164,391
		TOTAL	163,352,039
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,809,959,817)	1,872,665,831
		Repurchase Agreements – 8.1%
79,770,000	[1]	Interest in $5,850,000,000 joint repurchase agreement 0.25%, dated 12/31/2010 under which Bank of America, N.A. will repurchase securities provided as collateral for $5,850,121,875 on 1/3/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of these underlying securities was $5,972,500,657.	79,770,000
57,396,000	[1,3]	Interest in $92,395,000 joint repurchase agreement 0.18%, dated 12/16/2010 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $92,410,707 on 1/19/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/20/2040 and the market value of these underlying securities was $95,163,712.	57,396,000
16,110,000	[1,3]	Interest in $21,555,000 joint repurchase agreement 0.16%, dated 12/13/2010 under which Deutsche Bank Securities, Inc. will repurchase a security provided as collateral for $21,557,970 on 1/13/2011. The security provided as collateral at the end of the period was a U.S. Government Agency security maturing on 4/1/2037 and the market value of this underlying security was $21,988,152.	16,110,000
5,011,000	[1,3]	Interest in $21,486,000 joint repurchase agreement 0.19%, dated 12/20/2010 under which Deutsche Bank Securities, Inc. will repurchase a security provided as collateral for $21,489,515 on 1/20/2011. The security provided as collateral at the end of the period was a U.S. Government Agency security maturing on 4/1/2037 and the market value of this underlying security was $21,917,194.	5,011,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	158,287,000
		TOTAL INVESTMENTS — 112.2% (IDENTIFIED COST $2,137,615,234)[4]	2,198,304,489
		OTHER ASSETS AND LIABILITIES - NET — (12.2)%[5]	(238,492,101)
		TOTAL NET ASSETS — 100%	$1,959,812,388

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1	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
2	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
4	The cost of investments for federal tax purposes amounts to $2,135,069,021.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities. A significant portion of this balance is the result of dollar-roll transactions as of December 31, 2010.

Note: The categories of investments are shown as a percentage of total net assets at December 31, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of December 31, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronym is used throughout this portfolio:

REMIC	— Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Financial Highlights – Federated Mortgage Core Portfolio

(For a Share Outstanding Throughout Each Period)

Year Ended December 31	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$10.05	$9.89	$9.93	$9.88	$9.91
Income From Investment Operations:
Net investment income	0.44[1]	0.53	0.55	0.57	0.56
Net realized and unrealized gain (loss) on investments	0.06	0.16	(0.04)	0.05	(0.03)
TOTAL FROM INVESTMENT OPERATIONS	0.50	0.69	0.51	0.62	0.53
Less Distributions:
Distributions from net investment income	(0.49)	(0.53)	(0.55)	(0.57)	(0.56)
Net Asset Value, End of Period	$10.06	$10.05	$9.89	$9.93	$9.88
Total Return[2]	5.04%	7.09%	5.28%	6.48%	5.49%
Ratios to Average Net Assets:
Net expenses	0.00%	0.00%	0.00%[3]	0.02%	0.03%
Net investment income	4.37%	4.86%	5.22%	5.66%	5.55%
Expense waiver/reimbursement[4]	0.10%	0.10%	0.10%	0.08%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,959,812	$2,034,884	$1,918,613	$1,879,760	$1,230,612
Portfolio turnover	176%	156%	186%	285%	335%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	60%	50%	43%	55%	109%
1	Per share number has been calculated using the average shares method.
2	Based on net asset value.
3	Represents less than 0.01%.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities – Federated Mortgage Core Portfolio

December 31, 2010

Assets:
Total investments in securities, at value (identified cost $2,137,615,234)		$2,198,304,489
Cash		793
Income receivable		7,125,162
Receivable for investments sold		40,914,660
Other receivables		251,754
TOTAL ASSETS		2,246,596,858
Liabilities:
Payable for investments purchased	$281,189,028
Payable for shares redeemed	334,665
Income distribution payable	5,201,497
Payable for Directors'/Trustees' fees	255
Accrued expenses	59,025
TOTAL LIABILITIES		286,784,470
Net assets for 194,892,255 shares outstanding		$1,959,812,388
Net Assets Consist of:
Paid-in capital		$1,943,509,341
Net unrealized appreciation of investments		59,923,821
Accumulated net realized loss on investments and futures contracts		(43,810,431)
Undistributed net investment income		189,657
TOTAL NET ASSETS		$1,959,812,388
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$1,959,812,388 ÷ 194,892,255 shares outstanding, no par value, unlimited shares authorized		$10.06

See Notes which are an integral part of the Financial Statements

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Statement of Operations – Federated Mortgage Core Portfolio

Year Ended December 31, 2010

Investment Income:
Interest			$74,642,230
Dividends received from an affiliated issuer (Note 5)			15,358
TOTAL INCOME			74,657,588
Expenses:
Administrative personnel and services fee (Note 5)		$1,334,569
Custodian fees		80,692
Transfer and dividend disbursing agent fees and expenses		12,436
Directors'/Trustees' fees		16,008
Auditing fees		25,431
Legal fees		6,803
Portfolio accounting fees		206,792
Printing and postage		9,700
Insurance premiums		6,567
Miscellaneous		4,859
TOTAL EXPENSES		1,703,857
Waiver and Reimbursement (Note 5):
Waiver of administrative personnel and services fee	$(1,334,569)
Reimbursement of other operating expenses	(369,288)
TOTAL WAIVER AND REIMBURSEMENT		(1,703,857)
Net expenses			—
Net investment income			74,657,588
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			8,793,513
Net change in unrealized appreciation of investments			(2,346,838)
Net realized and unrealized gain on investments			6,446,675
Change in net assets resulting from operations			$81,104,263

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets – Federated Mortgage Core Portfolio

Year Ended December 31	2010	2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$74,657,588	$93,616,092
Net realized gain (loss) on investments and futures contracts	8,793,513	(5,246,322)
Net change in unrealized appreciation/depreciation of investments	(2,346,838)	41,927,306
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	81,104,263	130,297,076
Distributions to Shareholders:
Distributions from net investment income	(82,066,785)	(101,394,679)
Share Transactions:
Proceeds from sale of shares	656,774,935	573,215,883
Net asset value of shares issued to shareholders in payment of distributions declared	17,784,906	19,033,256
Cost of shares redeemed	(748,668,620)	(504,881,059)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(74,108,779)	87,368,080
Change in net assets	(75,071,301)	116,270,477
Net Assets:
Beginning of period	2,034,883,689	1,918,613,212
End of period (including undistributed net investment income of $189,657 and $178,351, respectively)	$1,959,812,388	$2,034,883,689

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Notes to Financial Statements – Federated Mortgage Core Portfolio

December 31, 2010

1. ORGANIZATION

Federated Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five diversified portfolios. The financial statements included herein are only those of Federated Mortgage Core Portfolio (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund's investment objective is to provide total return. The Fund is an investment vehicle used by the other Federated funds that invest some of their assets in mortgage-backed securities. Currently, shares of the Fund are being offered for investment only for investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and Annual Shareholder Report type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

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The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2010, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

The Fund may transact in To Be Announced Securities (TBAs). As with other delayed delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.

Futures Contracts

The Fund purchases financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses Annual Shareholder Report are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

At December 31, 2010, the Fund had no outstanding futures contracts.

Dollar-Roll Transactions

The Fund may engage in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

Year Ended December 31	2010	2009
Shares sold	64,569,656	57,000,954
Shares issued to shareholders in payment of distributions declared	1,750,794	1,897,085
Shares redeemed	(73,987,780)	(50,388,314)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(7,667,330)	8,509,725

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for dollar-roll transactions.

For the year ended December 31, 2010, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$7,420,503	$(7,420,503)

Annual Shareholder Report

Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2010 and 2009, was as follows:

	2010	2009
Ordinary income	$82,066,785	$101,394,679

As of December 31, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$173,908
Net unrealized appreciation	$63,235,468
Capital loss carryforwards and deferrals	$(47,106,329)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales and dollar-roll transactions.

At December 31, 2010, the cost of investments for federal tax purposes was $2,135,069,021. The net unrealized appreciation of investments for federal tax purposes was $63,235,468. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $74,207,845 and net unrealized depreciation from investments for those securities having an excess of cost over value of $10,972,377.

At December 31, 2010, the Fund had a capital loss carryforward of $43,326,154 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2013	$3,291,397
2014	$18,701,202
2015	$6,318,825
2017	$15,014,730

The Fund used capital loss carryforwards of $7,102,546 to offset taxable capital gains realized during the year ended December 31, 2010.

Under current tax regulations, capital losses on securities transactions realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of December 31, 2010, for federal income tax purposes, post October losses of $3,780,175 were deferred to January 1, 2011.

Annual Shareholder Report

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”), subject to direction of the Trustees. The Adviser provides investment adviser services at no fee, because all investors in the Fund are other Federated funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act. The Adviser may voluntarily choose to reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion. For the year ended December 31, 2010, the Adviser voluntarily reimbursed $369,288 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended December 31, 2010, FAS waived its entire fee of $1,334,569.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. Transactions involving the affiliated holding during the year ended December 31, 2010, were as follows:

Affiliate	Balance of Shares Held 12/31/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 12/31/2010	Value	Dividend Income
Federated Government Obligations Fund, Institutional Shares	89,255,497	625,938,237	715,193,734	—	$ —	$15,358

Annual Shareholder Report

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended December 31, 2010, were as follows:

Purchases	$ —
Sales	$11,817,305

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of December 31, 2010, there were no outstanding loans. During the year ended December 31, 2010, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2010, there were no outstanding loans. During the year ended December 31, 2010, the program was not utilized.

9. Legal Proceedings

Since February 2004, Federated Investors, Inc. and related entities (collectively, “Federated”), have been named as defendants in several lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated-sponsored mutual funds (“Federated Funds”). Federated and its counsel have been defending this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

Annual Shareholder Report

Report of Independent Registered Public Accounting Firm – Federated Mortgage Core Portfolio

TO THE BOARD OF Trustees of Federated Core trust AND SHAREHOLDERS OF federated mortgage core portfolio:

We have audited the accompanying statement of assets and liabilities of Federated Mortgage Core Portfolio (the “Fund”) (one of the portfolios constituting Federated Core Trust), including the portfolio of investments, as of December 31, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Mortgage Core Portfolio, a portfolio of Federated Core Trust, at December 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
February 23, 2011

Annual Shareholder Report

Shareholder Expense Example (unaudited) – Federated Mortgage Core Portfolio

As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2010 to December 31, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 7/1/2010	Ending Account Value 12/31/2010	Expenses Paid During Period[1]
Actual	$1,000.00	$1,007.30	$0.00
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,025.21	$0.00
1	Expenses are equal to the Fund's annualized net expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
Annual Shareholder Report

Board of Directors and Corporation Officers

The Board of Directors is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Director and the senior officers of the Fund. Where required, the tables separately list Directors who are “interested persons” of the Fund (i.e., “Interested” Directors) and those who are not (i.e., “Independent” Directors). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Directors listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2011, the Corporation comprised three portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 134 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Director oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.

Interested DIRECTORS Background

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Director Began serving: October 1993	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.

Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Director Began serving: March 1995	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
Annual Shareholder Report

INDEPENDENT DIRECTORS Background

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Director Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Family.

Other Directorship Held: Director, Chairman of the Audit Committee, and member of the Compensation Committee, Michael Baker Corporation (architecture, engineering and construction services).

Previous Position: Partner, Andersen Worldwide SC.

Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Director Began serving: March 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Director Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.

Other Directorships Held: Director, Auberle; Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County.

Previous Position: Pennsylvania Superior Court Judge.

Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Director Began serving: October 1993	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Qualifications: Business management, mutual fund services and director experience.
Annual Shareholder Report

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Director Began serving: March 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).

Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Director Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).

Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).

Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Director Began serving: March 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

Qualifications: Business management and director experience.
Annual Shareholder Report

OFFICERS

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: November 1993	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT Began serving: November 1998	Principal Occupations: Joseph M. Balestrino has been the Fund's Portfolio Manager since September 1996. He is Vice President of the Corporation. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Sub-Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Sub-Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Fund's Sub-Adviser from 1993 to 1995. Mr. Balestrino has received the Chartered Financial Analyst designation and holds a Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract – May 2011

federated total return bond fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2011. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Annual Shareholder Report mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the periods covered by the Evaluation, the Fund's performance for the three and five-year periods was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or Annual Shareholder Report indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers. In this regard, it was noted that in November 2008, the Fund's contractual advisory fee was reduced by 10 basis points.

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are Annual Shareholder Report reasonable and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Total Return Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31428Q820
Cusip 31428Q812
Cusip 31428Q796
Cusip 31428Q770
Cusip 31428Q101
Cusip 31428Q507

28142 (1/12)

Federated is a registered trademark of Federated Investors, Inc.
2012  © Federated Investors, Inc.

Item 2. Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   Nicholas P. Constantakis, Charles F. Mansfield, Jr., Thomas M. O'Neill and John S. Walsh.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2011 - $79,400

Fiscal year ended 2010 - $71,400

(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2011 - $0

Fiscal year ended 2010 - $121

Travel to Audit Committee Meetings.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $1,309 and $0 respectively. Fiscal year ended 2011- Audit consent fee for N-14 merger document.

(c) Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2011 - $0

Fiscal year ended 2010 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d) All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2011 - $0

Fiscal year ended 2010 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1) The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2) Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3) Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2011 – 0%

Fiscal year ended 2010 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2011 – 0%

Fiscal year ended 2010 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2011 – 0%

Fiscal year ended 2010 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f) NA

(g) Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2011 - $371,813

Fiscal year ended 2010 - $352,183

(h) The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Annual Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Total Return Series, Inc.

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date January 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date January 23, 2012

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date January 23, 2012